UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07943

Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher

Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds
30 November 2018
Nuveen Municipal
Bond Funds
Fund Name	Class A	Class C	Class C2	Class I
Nuveen Georgia Municipal Bond Fund	FGATX	FGCCX	FGACX	FGARX
Nuveen Louisiana Municipal Bond Fund	FTLAX	FAFLX	FTLCX	FTLRX
Nuveen North Carolina Municipal Bond Fund	FLNCX	FDCCX	FCNCX	FCNRX
Nuveen Tennessee Municipal Bond Fund	FTNTX	FTNDX	FTNCX	FTNRX
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.
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Table
of Contents

Chairman’s Letter to Shareholders
Dear Shareholders,
The global economy seemed to reach a turning point in 2018. Growth was peaking in the U.S. and slowing elsewhere. Deregulation and tax law changes, which lowered corporate and individual tax rates and encouraged companies to repatriate overseas profits, helped boost U.S. economic growth and amplify corporate earnings during 2018. Meanwhile, a weakening housing market and a flattening yield curve in the U.S. and disappointing economic growth across Europe, China and Japan signaled caution. With future corporate profit growth looking less certain, rising interest rates, a stronger U.S. dollar, trade wars and unpredictable politics, bearish sentiment started to take hold, pressuring stocks, corporate bonds and commodities alike.
Although downside risks have been rising, the likelihood of a near-term recession remains low. Global growth is indeed slowing, but it’s still positive. The U.S. economy remains strong, even in the face of late-cycle pressures. Low unemployment and firming wages should continue to support consumer spending, and the November mid-term elections resulted in change, but no major surprises. In China, the government remains committed to using fiscal stimulus to offset softening exports. Europe also remains vulnerable to trade policy as well as Brexit uncertainty, but underlying strengths in European economies, including low unemployment that drives domestic demand, remain supportive of a mild expansion. In a slower growth environment, there are opportunities for investors who seek them more selectively.
We expect volatility and challenging conditions to persist in 2019 but also think there is potential for upside. You can prepare your investment portfolio by working with your financial advisor to review your goals, timeline and risk tolerance. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chairman of the Board
January 22, 2019

Portfolio Managers’
Comments
Nuveen Georgia Municipal Bond Fund
Nuveen Louisiana Municipal Bond Fund
Nuveen North Carolina Municipal Bond Fund
Nuveen Tennessee Municipal Bond Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen, LLC. Portfolio managers Daniel J. Close, CFA, and Steven M. Hlavin review key investment strategies and the performance of the Nuveen Georgia Municipal Bond Fund, Nuveen Louisiana Municipal Bond Fund, Nuveen North Carolina Municipal Bond Fund and Nuveen Tennessee Municipal Bond Fund. Dan has managed the Georgia, North Carolina and Tennessee Funds since 2007, and Steven has managed the Louisiana Fund since 2011.
How did the Funds perform during the six-month reporting period ended November 30, 2018?
The tables in the Fund Performance, Expense Ratios and Effective Leverage Ratios section of this report provide each Fund’s total return performance information for the six-month, one-year, five-year, ten-year and/or since-inception periods ended November 30, 2018. The returns for each Fund’s Class A Shares at net asset value are compared with the performance of a corresponding market index and Lipper classification average.
For the reporting period, the Class A Shares at NAV of all four funds underperformed the S&P Municipal Bond Index. The Georgia, North Carolina and Tennessee Funds all underperformed their Lipper classification average, while the Louisiana Fund’s result was roughly in line with this performance measure.
What strategies were used to manage the Funds during the reporting period, and how did these strategies influence performance during the six-month reporting period ended November 30, 2018?
All of the Funds continued to employ the same fundamental investment strategies and tactics long relied upon by NAM. Our municipal bond portfolios are managed with a value-oriented approach and close input from NAM’s research team. Below we highlight the specific factors influencing each Fund’s investment strategy, as well as how we managed each portfolio in light of recent market conditions.
Nuveen Georgia Municipal Bond Fund
The Nuveen Georgia Municipal Bond Fund underperformed the S&P Municipal Bond Index for the six-month reporting period ended November 30, 2018.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody's) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Portfolio Managers’ Comments (continued)
The Fund’s duration positioning was the primary source of this relative underperformance. Generally, bonds with longer durations (meaning more interest rate sensitive) tended to underperform shorter duration bonds for this six-month reporting period. Accordingly, the Fund’s relative overweighting on the long end of the yield curve proved detrimental, as these types of securities were most vulnerable to rising interest rates. Simultaneously, the Fund’s underweighting in very short duration bonds also detracted in relative terms, as bonds on the short end of the yield curve performed well on a relative basis.
Meanwhile, credit quality and sector positioning had limited impact on relative performance. Our credit stance had a neutral overall effect. We benefited from a relative underweighting in bonds rated AAA, the highest credit quality segment. Higher rated bonds did tend to outperform lower rated issues during the reporting period, although the performance gap was limited. In contrast, we lacked exposure to bonds rated CCC, a category that consisted of meaningful Puerto Rico issues. As debt of this financially challenged U.S. territory regained some of its previously lost value, our lack of exposure to this category detracted.
Sector positioning had a slightly negative performance impact. The primary challenge came from our overweighting in the lagging health care sector. Countering most of that negative impact, however, was a lack of exposure to tobacco settlement bonds. After several years of very strong performance, these securities lost value during the reporting period, reflecting increased potential for industry regulation and the bonds’ higher valuations as we entered the reporting period.
Individual security selection proved beneficial, as the Fund’s exposure to shorter duration, lower quality bonds added to results. That strength was somewhat offset by our exposure to longer duration, higher quality debt, including our tender option bonds, which underperformed the index due to these relatively out-of-favor characteristics.
In managing the Fund this reporting period, we periodically engaged in tax-loss bond swapping. This approach entailed selling relatively low yielding bonds from the portfolio at a loss and using the proceeds to buy similar securities of the same issuer but providing better yields. We primarily pursued this strategy in the reporting period’s second half, as we were taking advantage of the higher rates available in the marketplace. With this approach, we were able to boost the yield of a number of Fund holdings while simultaneously generating a tax loss that we can apply against capital gains in the future.
In addition, we initiated four new bond purchases during the reporting period, as we found investment opportunities in the dedicated tax, water/sewer, local general obligation and airport sectors. Proceeds for these purchases were supplied by bond maturities and calls. We also generated funds by selling certain low yielding bond positions that we had purchased in prior years during a lower interest rate environment. These bond additions were primarily in the market’s AA credit tier and consisted of intermediate- to longer-dated securities.
Nuveen Louisiana Municipal Bond Fund
The Nuveen Louisiana Municipal Bond Fund underperformed the S&P Municipal Bond Index for the six-month reporting period ended November 30, 2018.
Compared with the index, the Fund’s duration positioning (interest rate sensitivity) detracted from performance. Specifically, our duration was longer than that of the index, due both to our overweighting in longer duration securities, which we felt offered attractive values and yields commensurate with their heightened rate sensitivity, and underweighting in shorter duration securities. Having comparatively more rate sensitivity meant the Fund was at a disadvantage as interest rates rose.
Security selection was a source of strong relative outperformance. Here, holdings in out-of-state industrial development revenue (corporate-backed) bonds were particularly beneficial. Because we were cognizant that out-of-state investments were taxable for Louisiana residents, we invested beyond the state’s borders only when we found bonds that we believed offered enough incremental yield and sufficient total return potential to compensate for that lack of a tax advantage.
A strong performer among our non-Louisiana corporate-backed holdings was FirstEnergy Solutions (Ohio), whose bonds were buoyed by a combination of improved economic conditions and relative scarcity of similarly higher yielding securities. Other notable corporate-backed holdings to outpace the index were issues of Iowa Fertilizer Company and U.S. Steel (Indiana).

Sector positioning also added some value. In particular, overweightings in the outperforming health care and higher education sectors were beneficial. One modestly offsetting negative, however, was the Fund’s overweighting in tobacco bonds, a category that lagged the index.
The Fund’s credit quality positioning lacked a meaningful effect on relative performance. The spread, or difference in yields between bonds with different credit ratings, was narrow to start and remained so through the reporting period. Given the lack of further spread changes, investors saw little variation in bond returns based on credit quality.
At the end of the reporting period, we held bond positions issued in 15 states in addition to Louisiana, totaling approximately 11% of the portfolio. We also owned bonds issued in the U.S. territory of Guam. (Territorial bonds can offer triple tax exemption, which may include the exemption from most federal, state and local taxes.) Our approximately 5% weighting in this U.S. territory was diversified across four unique credits.
During the reporting period, the Fund received shareholder inflows, as well as the proceeds from some bond calls and maturities. We used these funds to finance several Louisiana bond purchases, including issues of Louisiana Children’s Medical Center, St. Tammany Parish Hospital, New Orleans Aviation Board Parking Facility, Chirstus Health and Terrebonne Parish GOMESA, which is backed by future revenues from offshore oil and gas production. We also added to out-of-state holdings when we identified attractive opportunities to do so, adding to our stake in corporate-backed bonds of United Airlines (Texas) and Alcoa (Iowa). All of our purchases offered what we believed were attractive valuations, excess amounts of income relative to the securities’ risk, and intermediate to longer durations.
Given the increase in interest rates and bond yields during the reporting period, we engaged in tax-loss bond swapping of some of our Guam and, to a lesser extent, Louisiana holdings, exchanging lower yielding bonds in the portfolio for similarly structured issues offering better income characteristics. With these tax-loss bond swaps, we improved the income-generation characteristics of the Fund.
Nuveen North Carolina Municipal Bond Fund
The Nuveen North Carolina Municipal Bond Fund underperformed the S&P Municipal Bond Index for the six-month reporting period ended November 30, 2018.
The main performance related challenge for the Fund this reporting period was our duration (interest rate) positioning. In an environment in which longer duration bonds generally lagged their shorter duration counterparts, our increased exposure to bonds on the long end of the yield curve hampered results, since these securities were hurt the most by rising rates. At the same time, our underweighting in short duration bonds also weighed on relative performance, given that these securities had positive performance.
Credit quality and sector allocation had a limited effect on our results relative to the index. From a credit standpoint, we were primarily hampered by an underweighting in the CCC rating segment of the index, a category that consists of meaningful Puerto Rico bonds. As investors perceived improvement in the credit quality of this financially challenged U.S. territory, these securities performed relatively well.
Sector positioning had a very modest positive effect. Although an overweight in the health care sector hampered results due to the segment’s underperformance, we more than made up for the shortfall through our lack of exposure to tobacco securitization debt. Unlike in recent reporting periods, these bonds were relative underperformers for the reporting period. Accordingly, not owning these index components proved helpful on a relative basis.
Individual security selection was slightly negative, reflecting our allocation to longer duration, higher quality bonds (including tender option bonds), which underperformed the index due to these characteristics being more out of favor with investors. On the positive side, however, was the Fund’s allocation to shorter duration, lower quality bonds, which overall fared a bit better.

Portfolio Managers’ Comments (continued)
During the reporting period, we were particularly active with tax-loss bond swaps. With this approach, we were selling bonds with lower yields and then using the sale proceeds to purchase similarly structured but higher yielding bonds of the same issuer. We favored this strategy because it allowed us to increase the Fund’s income profile at a similar level of risk, while at the same time creating a tax loss that we will be able to offset against future capital gains.
We also made a limited number of outright purchases during the reporting period, buying a few intermediate-maturity health care bond deals as well as a longer dated private higher education issue (Wake Forest University). To finance these purchases, we used the proceeds of bond calls and maturities. In addition, we sold certain bonds with relatively low yields.
Nuveen Tennessee Municipal Bond Fund
The Nuveen Tennessee Municipal Bond Fund lagged the S&P Municipal Bond Index for the six-month reporting period ended November 30, 2018.
One source of this relative underperformance was lacking an allocation to CCC rated bonds, a category that consisted of meaningful amounts of Puerto Rico securities. As the debt of this financially challenged U.S. territory regained some of its previously lost value, our lack of exposure to this market segment proved detrimental. One partial counterbalancing performance factor, was our helpful relative underweighting in debt rated AAA, a lagging credit tier.
On the positive side, duration positioning added value. Generally, longer duration securities (meaning more sensitive to interest rate changes) lagged shorter duration securities. Accordingly, our underweighted exposure on the long end of the yield curve (specifically, bonds with effective durations exceeding twelve years) proved helpful. Simultaneously, we also benefited from our relative overweighting in the yield curve’s two- to four-year duration segment, one of the curve’s better performing ranges.
Sector positioning added modestly to performance. We benefited from our lack of exposure to tobacco settlement bonds. These securities, which had been strong performers in recent years, declined in value during the reporting period. Another challenge came from weakness in the “other utility” category, with underperformance coming from some of our gas-prepaid bonds.
Individual security selection also contributed, especially our allocation to shorter-dated bonds with lower credit ratings, as these tended to be relative outperformers. However, exposure to higher quality, longer duration issues (including our tender option bond positions) proved detrimental, given that these qualities were somewhat out of favor during the reporting period.
We also engaged in tax-loss bond swaps during the reporting period. This involved selling certain lower yielding bonds from the Fund and then using the proceeds of the sale to buy similarly structured bonds with better yields. With this strategy, we were able to increase the Fund’s yield while simultaneously generating a taxable loss that we will be able to use to offset future capital gains.
Our purchase activity was relatively limited, as we were primarily focused on managing shareholder redemptions during the reporting period. Specifically, we added a prepaid-gas bond with a 2025 maturity date, a nonrated tax increment finance district bond maturing in 2045, and a lower investment grade health care bond with a 2041 maturity date. Proceeds for these purchases came from bond calls and bond maturities and, to a lesser extent, sales of lower yielding bonds with shorter maturities and higher credit quality.
An Update on FirstEnergy Solutions Corp.
FirstEnergy Solutions Corp. and all of its subsidiaries filed for protection under Chapter 11 of the U.S. Bankruptcy Code on March 18, 2018. FirstEnergy Solutions and its subsidiaries specialize in coal and nuclear energy production. It is one of the main energy producers in the state of Ohio and a major energy provider in Pennsylvania. Because of the challenging market environment for nuclear and coal power in the face of inexpensive natural gas, FirstEnergy Corp., FirstEnergy Solution’s parent announced in late 2016 that it would begin a strategic review of its generation assets. FirstEnergy Solutions is a unique corporate issuer in that the majority of its debt was issued in the municipal market to finance pollution control and waste disposal for its coal and nuclear plants. A substantial amount of bondholders, of which Nuveen Funds are included, entered into an “Agreement in Principal” with FirstEnergy Corp., to resolve potential claims that bondholders may have against FirstEnergy Corp. The agreement is subject to the approval of the FirstEnergy Corp. board of directors, FirstEnergy Solutions and the bankruptcy court.

In terms of FirstEnergy holdings, shareholders should note that Nuveen Louisiana Municipal Bond Fund had 1.58%, which was a mix of unsecured and secured holdings.

Risk Considerations and Dividend Information
Risk Considerations
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds’ use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds’ exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6  –  Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6  –  Income Tax Information within the Notes to Financial Statements of this report.

Fund Performance, Expense Ratios and Effective Leverage Ratios
The Fund Performance, Expense Ratios and Effective Leverage Ratios for each Fund are shown within this section of the report.
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Total returns for a period of less than one year are not annualized. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any) as shown in the most recent prospectus. The expense ratios include management fees and other fees and expenses.
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. A Fund may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 8—Borrowing Arrangements, are excluded from the calculation of a Fund’s effective leverage ratio.

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen Georgia Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of November 30, 2018
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	(0.34)%	0.10%	2.79%	4.63%
Class A Shares at maximum Offering Price	(4.51)%	(4.13)%	1.91%	4.18%
S&P Municipal Bond Index	0.36%	1.16%	3.59%	5.07%
Lipper Other States Municipal Debt Funds Classification Average	0.10%	0.59%	3.01%	4.27%
Class C2 Shares	(0.72)%	(0.47)%	2.23%	4.07%
Class I Shares	(0.26)%	0.27%	2.99%	4.85%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	(0.77)%	(0.66)%	1.60%
Average Annual Total Returns as of December 31, 2018 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	0.91%	0.21%	3.09%	4.72%
Class A Shares at maximum Offering Price	(3.32)%	(4.00)%	2.20%	4.27%
Class C2 Shares	0.62%	(0.37)%	2.53%	4.14%
Class I Shares	1.00%	0.38%	3.29%	4.93%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	0.49%	(0.65)%	1.81%
Since inception returns for Class C Shares are from 2/10/14. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.85%	1.65%	1.40%	0.65%
Effective Leverage Ratio as of November 30, 2018

Effective Leverage Ratio	3.75%

Nuveen Louisiana Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of November 30, 2018
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	0.09%	1.15%	4.07%	5.45%
Class A Shares at maximum Offering Price	(4.08)%	(3.12)%	3.17%	4.99%
S&P Municipal Bond Index	0.36%	1.16%	3.59%	5.07%
Lipper Other States Municipal Debt Funds Classification Average	0.10%	0.59%	3.01%	4.27%
Class C2 Shares	(0.12)%	0.64%	3.50%	4.88%
Class I Shares	0.20%	1.37%	4.28%	5.67%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	(0.32)%	0.42%	2.91%
Average Annual Total Returns as of December 31, 2018 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	1.00%	1.25%	4.32%	5.86%
Class A Shares at maximum Offering Price	(3.21)%	(3.00)%	3.42%	5.41%
Class C2 Shares	0.60%	0.64%	3.76%	5.28%
Class I Shares	1.10%	1.47%	4.53%	6.08%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	0.59%	0.43%	3.06%
Since inception returns for Class C Shares are from 2/10/14. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.85%	1.65%	1.40%	0.65%
Effective Leverage Ratio as of November 30, 2018

Effective Leverage Ratio	2.43%

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen North Carolina Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of November 30, 2018
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	(0.24)%	(0.20)%	3.19%	4.78%
Class A Shares at maximum Offering Price	(4.44)%	(4.43)%	2.31%	4.33%
S&P Municipal Bond Index	0.36%	1.16%	3.59%	5.07%
Lipper Other States Municipal Debt Funds Classification Average	0.10%	0.59%	3.01%	4.27%
Class C2 Shares	(0.62)%	(0.76)%	2.61%	4.19%
Class I Shares	(0.23)%	0.02%	3.37%	4.98%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	(0.67)%	(0.95)%	1.99%
Average Annual Total Returns as of December 31, 2018 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	0.99%	(0.18)%	3.49%	4.77%
Class A Shares at maximum Offering Price	(3.27)%	(4.38)%	2.60%	4.32%
Class C2 Shares	0.70%	(0.65)%	2.92%	4.21%
Class I Shares	1.09%	0.12%	3.71%	4.98%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	0.66%	(0.93)%	2.20%
Since inception returns for Class C Shares are from 2/10/14. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.81%	1.61%	1.36%	0.61%
Effective Leverage Ratio as of November 30, 2018

Effective Leverage Ratio	1.88%

Nuveen Tennessee Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of November 30, 2018
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	0.02%	0.32%	3.34%	4.88%
Class A Shares at maximum Offering Price	(4.20)%	(3.86)%	2.46%	4.43%
S&P Municipal Bond Index	0.36%	1.16%	3.59%	5.07%
Lipper Other States Municipal Debt Funds Classification Average	0.10%	0.59%	3.01%	4.27%
Class C2 Shares	(0.18)%	(0.25)%	2.79%	4.31%
Class I Shares	0.12%	0.53%	3.54%	5.08%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	(0.31)%	(0.51)%	2.20%
Average Annual Total Returns as of December 31, 2018 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	0.88%	0.37%	3.65%	4.82%
Class A Shares at maximum Offering Price	(3.39)%	(3.87)%	2.77%	4.37%
Class C2 Shares	0.50%	(0.29)%	3.08%	4.23%
Class I Shares	0.99%	0.50%	3.86%	5.02%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	0.37%	(0.55)%	2.33%
Since inception returns for Class C Shares are from 2/10/14. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.88%	1.68%	1.43%	0.68%
Effective Leverage Ratio as of November 30, 2018

Effective Leverage Ratio	8.11%

Yields    as of November 30, 2018
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also assumes that 100% of the income generated and paid by the Fund is exempt from both federal and state income tax; a Fund’s Taxable-Equivalent Yield will be lower to the extent the Fund invests in municipal securities paying income that is not exempt from state and/or federal income tax (e.g., certain out-of-state bonds). If the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen Georgia Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	2.67%	1.98%	2.21%	2.97%
SEC 30-Day Yield	2.25%	1.56%	1.80%	2.54%
Taxable-Equivalent Yield (30.0%)[2]	3.21%	2.23%	2.57%	3.63%
Nuveen Louisiana Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	3.12%	2.44%	2.66%	3.46%
SEC 30-Day Yield	2.74%	2.06%	2.31%	3.06%
Taxable-Equivalent Yield (28.6%)[2]	3.84%	2.89%	3.24%	4.29%
Nuveen North Carolina Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	2.62%	1.88%	2.17%	2.90%
SEC 30-Day Yield	2.26%	1.57%	1.82%	2.56%
Taxable-Equivalent Yield (29.5%)[2]	3.21%	2.23%	2.58%	3.63%

Nuveen Tennessee Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	2.82%	2.11%	2.37%	3.16%
SEC 30-Day Yield	2.13%	1.43%	1.68%	2.42%
Taxable-Equivalent Yield (27.0%)[2]	2.92%	1.96%	2.30%	3.32%
1         The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand that the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2         The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

Holding Summaries    as of November 30, 2018
This data relates to the securities held in each Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Nuveen Georgia Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	99.3%
Short-Term Municipal Bonds	0.3%
Other Assets Less Liabilities	0.4%
Net Assets	100%
Portfolio Composition (% of total investments)
Water and Sewer	17.2%
Tax Obligation/General	15.8%
Utilities	15.0%
Tax Obligation/Limited	13.9%
Education and Civic Organizations	11.8%
U.S. Guaranteed	10.4%
Health Care	9.1%
Transportation	6.8%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	8.5%
AAA	6.7%
AA	56.9%
A	20.3%
BBB	6.7%
N/R (not rated)	0.9%
Total	100%

Nuveen Louisiana Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	101.9% [1]
Other Assets Less Liabilities	(1.4)%
Net Assets Plus Floating Rate Obligations	100.5%
Floating Rate Obligations	(0.5)%
Net Assets	100%
Portfolio Composition (% of total investments)
Education and Civic Organizations	18.1%
Health Care	14.1%
Tax Obligation/Limited	13.6%
Transportation	12.3%
Water and Sewer	8.8%
U.S. Guaranteed	8.4%
Utilities	6.6%
Other	18.1%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	10.2%
AA	27.9%
A	35.4%
BBB	11.2%
BB or Lower	4.1%
N/R (not rated)	11.2%
Total	100%
1	Includes 5.6% (of net assets) in bonds issued by U.S. territories, including Puerto Rico, Guam and U.S. Virgin Islands and 10.9% (of net assets) in out of state bonds.

Holding Summaries    as of November 30, 2018 (continued)
Nuveen North Carolina Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	100.9%
Other Assets Less Liabilities	1.0%
Net Assets Plus Floating Rate Obligations	101.9%
Floating Rate Obligations	(1.9)%
Net Assets	100%
Portfolio Composition (% of total investments)
Transportation	20.0%
Education and Civic Organizations	19.1%
Health Care	14.8%
Tax Obligation/Limited	12.7%
U.S. Guaranteed	12.4%
Water and Sewer	11.0%
Tax Obligation/General	8.0%
Other	2.0%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	9.5%
AAA	17.4%
AA	51.3%
A	14.4%
BBB	6.2%
N/R (not rated)	1.2%
Total	100%

Nuveen Tennessee Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	106.2%
Other Assets Less Liabilities	0.7%
Net Assets Plus Floating Rate Obligations	106.9%
Floating Rate Obligations	(6.9)%
Net Assets	100%
Portfolio Composition (% of total investments)
U.S. Guaranteed	18.3%
Utilities	18.1%
Health Care	13.3%
Tax Obligation/Limited	12.1%
Water and Sewer	11.7%
Tax Obligation/General	10.7%
Education and Civic Organizations	6.0%
Other	9.8%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	12.5%
AAA	9.5%
AA	44.0%
A	22.3%
BBB	6.6%
N/R (not rated)	5.1%
Total	100%

Expense Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended November 30, 2018.
The beginning of the period is June 1, 2018.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Georgia Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$ 996.60	$ 992.30	$ 992.80	$ 997.40
Expenses Incurred During the Period	$ 4.15	$ 8.14	$ 6.89	$ 3.15
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.91	$1,016.90	$1,018.15	$1,021.91
Expenses Incurred During the Period	$ 4.20	$ 8.24	$ 6.98	$ 3.19
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.83%, 1.63%, 1.38% and 0.63% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Nuveen Louisiana Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,000.90	$ 996.80	$ 998.80	$1,002.00
Expenses Incurred During the Period	$ 4.21	$ 8.21	$ 6.96	$ 3.21
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.86	$1,016.85	$1,018.10	$1,021.86
Expenses Incurred During the Period	$ 4.26	$ 8.29	$ 7.03	$ 3.24
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.84%, 1.64%, 1.39% and 0.64% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Nuveen North Carolina Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$ 997.60	$ 993.30	$ 993.80	$ 997.70
Expenses Incurred During the Period	$ 3.91	$ 7.90	$ 6.65	$ 2.90
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.16	$1,017.15	$1,018.40	$1,022.16
Expenses Incurred During the Period	$ 3.95	$ 7.99	$ 6.73	$ 2.94
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.78%, 1.58%, 1.33% and 0.58% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Nuveen Tennessee Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,000.20	$ 996.90	$ 998.20	$1,001.20
Expenses Incurred During the Period	$ 3.96	$ 7.96	$ 6.71	$ 2.96
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.11	$1,017.10	$1,018.35	$1,022.11
Expenses Incurred During the Period	$ 4.00	$ 8.04	$ 6.78	$ 2.99
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.79%, 1.59%, 1.34% and 0.59% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Nuveen Georgia Municipal Bond Fund
Portfolio of Investments    November 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.3%
	MUNICIPAL BONDS – 99.3%
	Education and Civic Organizations – 11.7%
$ 1,000	Fulton County Development Authority, Georgia, General Revenue Bonds, Spelman College, Refunding Series 2015, 5.000%, 6/01/32	6/25 at 100.00	A1	$1,126,660
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W. Woodruff Arts Center, Inc. Project, Refunding Series 2015A, 5.000%, 3/15/36	3/26 at 100.00	A2	2,185,860
2,750	Gwinnett County Development Authority, Georgia, Revenue Bonds, Georgia Gwinnett College Student Housing Project, Refunding Series 2017B, 5.000%, 7/01/40	7/27 at 100.00	A+	3,057,532
4,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Refunding Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	AA+	4,470,920
75	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C, 5.250%, 10/01/27	10/22 at 100.00	Baa2	80,240
3,400	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.000%, 10/01/32	10/21 at 100.00	Baa2	3,522,910
605	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012B, 5.000%, 10/01/24	No Opt. Call	Baa2	666,825
2,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	A3	2,110,660
15,830	Total Education and Civic Organizations			17,221,607
	Health Care – 8.8%
3,270	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998, 5.375%, 12/01/28 (4), (5)	12/18 at 100.00	N/R	—
2,355	Development Authority of Fulton County Revenue Bonds, Georgia, Piedmont Healthcare, Inc. Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	AA-	2,535,110
1,160	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc. Project, Series 2017A, 5.000%, 4/01/47	4/27 at 100.00	A	1,239,147
705	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45	2/20 at 100.00	AA	726,115
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2017B:
2,000	5.500%, 2/15/42	2/27 at 100.00	AA	2,310,920
3,000	5.250%, 2/15/45	2/27 at 100.00	AA	3,379,170
1,380	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health East Issue, Series 2012, 5.000%, 11/15/37	11/22 at 100.00	AA-	1,505,939
1,250	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series 2004B, 5.000%, 10/01/29	2/29 at 100.00	Aa1	1,252,950
15,120	Total Health Care			12,949,351
	Tax Obligation/General – 15.7%
2,000	Carroll City-County Hospital Authority, Georgia, Revenue Anticipation Certificates, Tanner Medical Center, Inc. Project, Series 2015, 5.000%, 7/01/41	7/25 at 100.00	AA	2,181,780

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 2,000	Carrollton Independent School System, Carroll County, Georgia, General Obligation Bonds, Series 2015, 5.000%, 4/01/32	4/26 at 100.00	AA+	$2,261,200
825	Cherokee County School System, Georgia, General Obligation Bonds, Series 2017, 5.000%, 2/01/28	2/27 at 100.00	AA+	973,665
1,100	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project, Refunding Series 2017, 5.000%, 2/01/34 – AGM Insured	2/27 at 100.00	AA	1,243,671
1,980	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54	2/25 at 100.00	AA	2,227,995
1,000	Habersham County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2014B, 5.000%, 2/01/37	2/24 at 100.00	Aa3	1,077,900
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
188	5.500%, 7/15/23	7/21 at 100.00	N/R	187,757
374	5.500%, 7/15/30	7/21 at 100.00	N/R	371,514
410	5.500%, 1/15/36	7/21 at 100.00	N/R	407,492
4,500	Sandy Springs Public Facilities Authority, Georgia, Revenue Bonds, Sandy Springs City Center Project, Series 2015, 5.000%, 5/01/47	5/26 at 100.00	Aaa	5,014,665
1,000	Sumter County School District, Georgia, General Obligation Bonds, Series 2018, 5.500%, 10/01/27	No Opt. Call	Aa1	1,225,570
1,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	Aa2	1,057,980
2,000	Vidalia School District, Toombs County, Georgia, General Obligation Bonds, Series 2016, 5.000%, 8/01/37	2/26 at 100.00	Aa1	2,227,260
	Warner Robins Public Facilities Authority, Georgia, Revenue Bonds, Warner Robins Projects, Series 2018:
1,090	5.000%, 7/01/31	7/28 at 100.00	Aa2	1,274,199
1,195	5.000%, 7/01/32	7/28 at 100.00	Aa2	1,392,605
20,662	Total Tax Obligation/General			23,125,253
	Tax Obligation/Limited – 13.9%
	Atlanta and Fulton County Recreation Authority, Georgia, Revenue Bonds, Zoo Atlanta Parking Facility Project, Series 2017:
1,000	5.000%, 12/01/31	12/27 at 100.00	AA+	1,164,300
1,000	5.000%, 12/01/32	12/27 at 100.00	AA+	1,161,730
1,075	5.000%, 12/01/33	12/27 at 100.00	AA+	1,241,507
1,500	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Second Lien Series 2015B, 5.000%, 7/01/44	7/25 at 100.00	A1	1,617,390
2,500	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/44	7/25 at 100.00	Aa3	2,789,100
425	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding Series 2017, 5.000%, 12/01/24	No Opt. Call	A3	478,741
595	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 5.000%, 7/01/34	7/23 at 100.00	A-	643,391
260	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 1993, 5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	Baa2	284,617
200	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 2005, 5.500%, 10/01/26 – NPFG Insured	No Opt. Call	A+	224,824

Nuveen Georgia Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 2,500	Downtown Smyrna Development Authority, Georgia, General Obligation Bonds, Series 2005, 5.250%, 2/01/28	No Opt. Call	AAA	$2,853,625
	East Point, Georgia, Tax Allocation Revenue Bonds, Camp Creek Tad Project, Series 2015:
500	5.000%, 8/01/20	No Opt. Call	BBB+	523,750
280	5.000%, 8/01/21	No Opt. Call	BBB+	300,429
1,671	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association, Series 1998A, 4.750%, 6/01/28 – NPFG Insured	No Opt. Call	Baa2	1,746,329
	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Series 2015B:
2,000	5.000%, 7/01/41	7/26 at 100.00	AA+	2,227,600
2,000	5.000%, 7/01/42	7/26 at 100.00	AA+	2,226,200
810	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012, 5.000%, 12/01/38	12/22 at 100.00	Aa2	879,182
18,316	Total Tax Obligation/Limited			20,362,715
	Transportation – 6.8%
2,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/31	1/22 at 100.00	AA-	2,146,040
	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,000	5.000%, 1/01/26	1/24 at 100.00	AA-	2,254,380
2,425	5.000%, 1/01/32	1/24 at 100.00	AA-	2,692,914
2,000	5.000%, 1/01/33	1/24 at 100.00	AA-	2,216,960
	Augusta, Georgia, Airport Revenue Bonds, Refunding General Series 2015A:
160	5.000%, 1/01/32	1/25 at 100.00	BBB	174,307
170	5.000%, 1/01/33	1/25 at 100.00	BBB	184,520
100	5.000%, 1/01/34	1/25 at 100.00	BBB	108,427
150	5.000%, 1/01/35	1/25 at 100.00	BBB	162,213
9,005	Total Transportation			9,939,761
	U.S. Guaranteed – 10.4% (6)
1,000	Athens Housing Authority, Georgia, Revenue Bonds, UGAREF East Campus Housing LLC, Project, Series 2009, 5.250%, 6/15/35 (Pre-refunded 6/15/19)	6/19 at 100.00	Aa2	1,018,530
2,500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 7.375%, 1/01/31 (Pre-refunded 1/01/19)	1/19 at 100.00	A2	2,510,525
110	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31 (Pre-refunded 1/01/19)	1/19 at 100.00	A2	110,473
80	Brunswick, Georgia, Water and Sewerage Revenue Bonds, Refunding & Improvement Series 1992, 6.100%, 10/01/19 – NPFG Insured (ETM)	No Opt. Call	Baa2	82,721
1,000	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement Revenue Bonds, Memorial Health University Medical Center, Inc., Series 2012A, 5.000%, 1/01/31 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R	1,085,280
530	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 (Pre-refunded 1/01/19) – AMBAC Insured (Alternative Minimum Tax)	1/19 at 100.00	AA+	531,065

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$ 1,400	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center, Series 2012, 5.000%, 1/01/32 (Pre-refunded 1/01/22)	1/22 at 100.00	Aa1	$1,521,576
2,000	Forsyth County, Georgia, General Obligation Bonds, Series 2015A, 5.000%, 3/01/35 (Pre-refunded 3/01/25)	3/25 at 100.00	AAA	2,319,800
1,375	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Foundation Technology Square Project, Refunding Series 2012A, 5.000%, 11/01/31 (Pre-refunded 5/01/22)	5/22 at 100.00	AA+	1,508,801
2,295	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R	2,381,889
2,025	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical Center of Central Georgia Inc., Series 2009, 5.000%, 8/01/35 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R	2,065,966
100	Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008, 5.625%, 1/01/33 (Pre-refunded 1/01/19)	1/19 at 100.00	Aa1	100,293
14,415	Total U.S. Guaranteed			15,236,919
	Utilities – 14.9%
1,250	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C, 4.125%, 11/01/45	2/28 at 100.00	BBB+	1,192,262
1,250	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D, 4.125%, 11/01/45	2/28 at 100.00	BBB+	1,192,262
1,900	Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2017, 5.000%, 3/01/31	3/27 at 100.00	A2	2,141,547
2,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 2012GG, 5.000%, 1/01/43	1/23 at 100.00	A1	2,153,900
1,005	Georgia Municipal Electric Authority, Project One Revenue Bonds, Subordinated Series 2007A-2, 5.000%, 1/01/26	1/29 at 100.00	A2	1,007,462
1,200	Griffin, Georgia, Combined Public Utility Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/28 – AGM Insured	1/23 at 100.00	AA	1,304,352
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
890	5.000%, 3/15/19	No Opt. Call	A+	896,773
500	5.000%, 3/15/21	No Opt. Call	A+	527,260
2,315	5.000%, 3/15/22	No Opt. Call	A+	2,486,241
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
360	5.500%, 9/15/23	No Opt. Call	A+	403,614
2,630	5.500%, 9/15/27	No Opt. Call	A+	3,102,322
2,000	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Variable Rate Demand Bonds Series 2018A, 4.000%, 4/01/48 (Mandatory Put 9/01/23)	6/23 at 100.00	A1	2,087,020
100	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Series 2005A-2, 0.000%, 1/01/33 – FGIC Insured	2/19 at 100.00	A2	45,051
3,500	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2015A, 0.000%, 1/01/32	No Opt. Call	A2	2,147,740
1,150	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/21	No Opt. Call	A2	1,211,870
22,050	Total Utilities			21,899,676

Nuveen Georgia Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer – 17.1%
$ 500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/40	5/25 at 100.00	Aa2	$553,285
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2017A, 5.000%, 11/01/37	11/27 at 100.00	Aa2	1,142,700
2,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	Aa2	2,191,940
1,430	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Trust 2015-XF0234, 15.786%, 11/01/35, 144A (IF)	5/25 at 100.00	AA-	2,271,126
3,500	Cartersville, Georgia, Water and Sewer Revenue Bonds, Series 2018, 5.000%, 6/01/48	6/28 at 100.00	AA-	3,938,935
	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2016:
1,000	5.000%, 8/01/33	8/26 at 100.00	AA	1,134,440
750	5.000%, 8/01/35	8/26 at 100.00	AA	844,275
500	Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2014A, 5.000%, 5/01/31	5/24 at 100.00	AA+	559,630
3,410	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2006B, 5.250%, 10/01/32 – AGM Insured	10/26 at 100.00	AA	3,998,532
2,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A, 5.250%, 10/01/41	10/21 at 100.00	Aa3	2,678,525
1,000	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2013, 5.000%, 1/01/33	1/23 at 100.00	AA	1,095,450
2,000	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2012, 5.000%, 2/01/29	2/22 at 100.00	Aa2	2,161,640
1,000	South Fulton Municipal Regional Water and Sewer Authority, Georgia, Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/31	1/24 at 100.00	AA	1,101,890
	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, Walton-Hard Labor Creek Reservoir Project, Refunding Series 2016A:
540	5.000%, 2/01/36	2/26 at 100.00	Aa2	599,897
800	5.000%, 2/01/37	2/26 at 100.00	Aa2	887,120
21,930	Total Water and Sewer			25,159,385

$ 137,328	Total Long-Term Investments (cost $147,198,312)			145,894,667

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.3%
	MUNICIPAL BONDS – 0.3%
	Health Care – 0.3%
$ 791	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Variable Rate Demand Obligations, Series 2016, 6.500%, 10/01/19 (4), (5)	4/17 at 100.00	N/R	$ 388,319
$ 791	Total Short-Term Investments (cost $791,153)			388,319
	Total Investments (cost $147,989,465) – 99.6%			146,282,986
	Other Assets Less Liabilities – 0.4%			655,428
	Net Assets – 100%			$ 146,938,414

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 2 - Investment Valuation and Fair Value Measurements for more information.
(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
See accompanying notes to financial statements.

Nuveen Louisiana Municipal Bond Fund
Portfolio of Investments    November 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 101.9%
	MUNICIPAL BONDS – 101.9%
	Consumer Staples – 4.5%
$ 500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.750%, 6/01/34	1/19 at 100.00	B-	$467,980
500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B3	501,575
700	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	1/19 at 100.00	N/R	667,457
770	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A. Turbo Current Interest, 4.625%, 6/01/21	1/19 at 100.00	N/R	767,459
315	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	317,936
2,665	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.250%, 5/15/35	5/23 at 100.00	A-	2,818,664
200	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BBB	200,554
1,160	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	1,106,709
6,810	Total Consumer Staples			6,848,334
	Education and Civic Organizations – 18.4%
1,000	Calcasieu Parish Public Trust Authority, Louisiana, Student Lease Revenue Bonds, McNeese State University Student Housing-Cowboy Facilities, Inc. Project, Refunding Series 2011, 5.000%, 5/01/29 – AGM Insured	5/22 at 100.00	A2	1,071,730
1,025	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery Health Sciences Academy Project, Series 2018A, 5.500%, 6/15/38, 144A	6/28 at 100.00	N/R	1,020,121
815	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc. Project, Refunding Series 2012, 5.000%, 10/01/27 – AGM Insured	10/22 at 100.00	AA	885,253
1,035	Louisana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A, 8.000%, 12/15/41	12/21 at 100.00	N/R	1,098,011
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing & Recreational Facilities/Innovative Student Facilities Inc. Project, Refunding Series 2015, 5.000%, 10/01/34 – AGM Insured	10/25 at 100.00	AA	1,108,880
2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing/Innovative Student Facilities Inc. Project, Refunding Series 2013, 5.000%, 7/01/33	7/23 at 100.00	A3	2,178,680
1,220	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, McNeese State University Student Parking - Cowboy Facilities, Inc. Project, Series 2011, 4.875%, 3/01/42 – AGM Insured	3/22 at 100.00	A2	1,269,105
2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Ragin' Cajun Facilities Inc.- Student Housing & Parking Project, Series 2017, 5.000%, 10/01/39 – AGM Insured	10/27 at 100.00	AA	2,204,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 3,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Ragin' Cajun Facilities Inc.- Student Housing & Parking Project, Series 2018, 5.000%, 10/01/48 – AGM Insured	10/27 at 100.00	AA	$3,235,530
1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southeastern Louisiana University student Housing/University Facilities Project, Series 2017, 5.000%, 8/01/42 – AGM Insured	8/27 at 100.00	AA	1,648,515
	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University GreenHouse District Phase II Project, Series 2017:
200	5.000%, 7/01/42	7/27 at 100.00	A	215,088
1,500	5.000%, 7/01/47	7/27 at 100.00	A	1,607,010
	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University Nicolson Gateway Project, Series 2016A:
1,500	5.000%, 7/01/46	7/26 at 100.00	A	1,608,600
1,000	5.000%, 7/01/56	7/26 at 100.00	A	1,053,310
1,000	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017, 5.000%, 7/01/37	7/27 at 100.00	A+	1,055,600
750	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	784,927
3,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2011, 5.000%, 10/01/41	10/21 at 100.00	Baa1	3,056,730
1,500	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43	12/23 at 100.00	N/R	1,547,790
220	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Refunding Series 2017A, 5.000%, 12/15/30	12/27 at 100.00	A	250,246
800	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc.- Student Housing Project, Refunding Series 2014, 5.000%, 9/01/31 – AGM Insured	9/24 at 100.00	AA	887,080
26,065	Total Education and Civic Organizations			27,786,706
	Energy – 0.8%
1,210	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	1,260,021
	Financials – 0.8%
1,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	1,205,410
	Health Care – 14.3%
505	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C, 5.000%, 2/15/36	2/27 at 100.00	AA+	561,555
1,980	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	B+	1,911,235
3,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Woman's Hospital Foundation Project, Refunding Series 2017A, 5.000%, 10/01/41	10/27 at 100.00	A	3,237,330

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 645	Louisiana Public Facilities Authority, Health Facilities Revenue Refunding Bonds, Sisters of Mercy Health System of St. Louis Inc., Series 1993A, 5.000%, 6/01/19	No Opt. Call	AA-	$654,772
1,575	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%, 11/01/41	11/25 at 100.00	BBB+	1,672,902
1,775	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25	No Opt. Call	A2	1,998,384
1,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2017A, 5.000%, 7/01/47	7/27 at 100.00	A	1,074,350
1,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Lafayette General Medical Center Project, Refunding Series 2010, 5.500%, 11/01/40	5/20 at 100.00	BBB+	1,035,760
3,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2015A-1. Fixed Rate Mode, 5.000%, 6/01/45	6/28 at 100.00	A+	3,274,800
2,000	Louisiana Public Facilities Authority, Lousiana, Revenue Bonds, Christus Health, Series 2019A, 5.000%, 7/01/48 (WI/DD, Settling 4/02/19)	1/29 at 100.00	A+	2,103,460
1,610	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46	5/27 at 100.00	A3	1,719,077
200	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47	5/25 at 100.00	A3	211,760
50	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc., Series 2017A, 5.350%, 12/01/45	12/27 at 100.00	BBB-	52,261
1,000	St. Tammany Parish Hospital District No. 1, Louisiana, Hospital Revenue and Revenue Refunding Bonds, St. Tammany Parish Hospital Project, Series 2018, 4.000%, 7/01/43	7/28 at 100.00	A+	996,930
1,085	Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, Terrebonne General Medical Center, Refunding Series 2013, 4.000%, 4/01/33	4/23 at 100.00	A	1,108,978
20,425	Total Health Care			21,613,554
	Housing/Multifamily – 2.3%
1,870	Louisiana Housing Finance Agency, Multifamily Housing Revenue Bonds, Mallard Crossings Apartments, Series 2011, 4.750%, 10/01/29	10/21 at 100.00	AA+	1,929,728
1,530	Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bonds, Cove at Nola Apartments, Series 2017A, 4.000%, 12/01/27	12/22 at 105.00	A	1,572,916
3,400	Total Housing/Multifamily			3,502,644
	Industrials – 4.5%
300	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.750%, 11/01/24	11/19 at 100.00	BB-	305,256
1,590	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	1,679,485
140	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	BB-	143,913
835	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB-	852,535
1,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B	1,057,440

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Industrials (continued)
$ 60	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	12/19 at 104.00	B	$63,046
40	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/22)	12/22 at 103.00	B	41,819
100	Louisiana Local Government Environmental Facilities & Community Development Authority, 5.375%, 11/01/38, 144A (WI/DD, Settling 12/19/18)	11/28 at 100.00	N/R	100,000
250	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Cameron Parish GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A	11/28 at 100.00	N/R	253,012
100	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish GOMESA Project, Series 2018, 5.500%, 11/01/39, 144A (WI/DD, Settling 12/13/18)	11/28 at 100.00	N/R	100,948
1,510	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax), 144A	7/23 at 100.00	N/R	1,638,743
1,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Lousiana Pellets Inc. Project, Series 2015, 7.000%, 7/01/24 (Alternative Minimum Tax), 144A (4)	No Opt. Call	N/R	10
200	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	204,430
300	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	BB-	306,399
7,425	Total Industrials			6,747,036
	Long-Term Care – 0.3%
400	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/37	11/24 at 100.00	N/R	417,400
	Materials – 2.5%
2,070	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	1,977,409
1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35	11/20 at 100.00	BBB	1,603,260
250	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax), 144A	10/22 at 100.00	BBB-	225,790
3,820	Total Materials			3,806,459
	Tax Obligation/General – 2.7%
2,085	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA	2,198,257
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
125	5.000%, 12/01/27	12/25 at 100.00	AA-	142,944
525	5.000%, 12/01/29	12/25 at 100.00	AA-	596,074

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,000	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A+	$ 1,054,320
3,735	Total Tax Obligation/General			3,991,595
	Tax Obligation/Limited – 13.9%
1,260	Broussard, Louisiana, Sales & Use Tax Revenue Bonds, Recreational Facility Series 2012, 5.000%, 5/01/32	5/22 at 100.00	A	1,354,210
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
1,000	5.000%, 11/15/34	11/25 at 100.00	A	1,062,550
1,000	5.000%, 11/15/39	11/25 at 100.00	A	1,050,320
1,250	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/26	1/22 at 100.00	A	1,314,738
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/26	No Opt. Call	BBB+	1,121,990
1,000	5.000%, 12/01/34	12/26 at 100.00	BBB+	1,073,990
505	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A, 5.000%, 6/01/26	No Opt. Call	A1	584,886
900	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, Bossier Parish Public Improvement Projects, Series 2012, 5.000%, 3/01/42	3/22 at 100.00	Aa3	961,551
	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, LCTCS Act 360 Project, Series 2014:
2,000	5.000%, 10/01/35	10/24 at 100.00	A+	2,213,020
2,000	5.000%, 10/01/37	10/24 at 100.00	A+	2,199,540
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Baton Rouge Community College Facilities Corporation Project, Refunding Series 2011, 5.000%, 12/01/26 – AGM Insured	12/21 at 100.00	AA	1,074,280
1,435	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Bossier City Projects, Series 2015, 5.000%, 6/01/30	6/25 at 100.00	AA	1,611,333
1,400	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Community and Technical College System Facilities Corporation Project, Capital Appreciation Series 2011, 0.000%, 10/01/20	No Opt. Call	A+	1,339,142
500	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	AA-	546,240
1,500	Louisiana State, Highway Improvement Revenue Bonds, Series 2014A, 5.000%, 6/15/34	6/24 at 100.00	AA-	1,659,255
500	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 5.000%, 12/01/27, 144A	No Opt. Call	N/R	520,195
1,000	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 4.750%, 11/15/47	11/26 at 100.00	N/R	1,007,220
200	West Trace Community Development District, Westlake, Louisiana, Special Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46	No Opt. Call	N/R	189,012
19,450	Total Tax Obligation/Limited			20,883,472

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 12.5%
$ 2,750	Board of Commissioners of the Port of New Orleans Port Facility Revenue Bonds, Louisiana, Refunding Series 2018B, 5.000%, 4/01/45 – AGM Insured (Alternative Minimum Tax)	4/28 at 100.00	AA	$3,025,825
680	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56	12/24 at 100.00	BBB	714,088
805	Greater New Orleans Expressway Commission, Louisiana, Revenue Bonds, Refunding Series 2013, 5.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	899,193
1,000	Greater New Orleans Expressway Commission, Louisiana, Toll Revenue Bonds, Subordinate Lien Series 2017, 5.000%, 11/01/47 – AGM Insured	11/25 at 100.00	AA	1,101,930
1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (Alternative Minimum Tax)	7/25 at 100.00	BB	1,079,260
2,000	Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Series 2013B, 5.000%, 1/01/34 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	2,131,820
2,000	New Orleans Aviation Board, Louisana, Special Facility Revenue Bonds, Parking Facilities Corporation Consolidated Garage System, Series 2018A, 5.000%, 10/01/48 – AGM Insured	10/28 at 100.00	AA	2,202,480
2,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2015B, 5.000%, 1/01/35 (Alternative Minimum Tax)	1/25 at 100.00	A-	2,147,800
1,700	New Orleans Aviation Board, Louisiana, Gulf Opportunity Zone Revenue Bonds, Passenger Facility Charge Projects, Series 2010A, 5.250%, 1/01/41	1/20 at 100.00	A-	1,749,538
840	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	BBB	881,580
	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B:
1,245	5.000%, 4/01/31 (Alternative Minimum Tax)	4/23 at 100.00	A-	1,330,843
500	5.000%, 4/01/32 (Alternative Minimum Tax)	4/23 at 100.00	A-	532,800
1,000	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/56 (Alternative Minimum Tax)	6/27 at 100.00	BBB	1,040,980
17,520	Total Transportation			18,838,137
	U.S. Guaranteed – 8.6% (5)
500	Caddo-Bossier Parishes Port Commission, Louisiana, Utility Revenue Bonds, Refunding Series 2011, 5.125%, 4/01/37 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R	534,485
1,220	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical Center, Refunding Series 2011A, 6.000%, 1/01/39 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	1,314,538
1,500	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc. Housing & Parking Project, Series 2010, 5.250%, 10/01/30 (Pre-refunded 10/01/20) – AGM Insured	10/20 at 100.00	AA	1,587,720
1,850	Lafayette, Louisiana, Sales Tax Revenue Bonds, Public Improvements, Series 2011, 5.000%, 3/01/36 (Pre-refunded 3/01/21)	3/21 at 100.00	AA	1,972,692
1,000	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/24 (Pre-refunded 6/01/22) – AGM Insured	6/22 at 100.00	AA	1,097,500
100	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Woman's Hospital Foundation Project, Series 2010A, 6.000%, 10/01/44 (Pre-refunded 10/01/20)	10/20 at 100.00	A2	107,093

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 25	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25 (Pre-refunded 12/25/24)	12/24 at 100.00	A2	$30,116
1,500	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady of Health System Project, Series 2009, 6.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	A	1,541,115
2,000	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 6.000%, 7/01/29 (Pre-refunded 7/01/19)	7/19 at 100.00	A+	2,046,400
1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B, 5.000%, 5/01/37 (Pre-refunded 5/01/20) (UB)	5/20 at 100.00	AA-	1,042,010
1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Tender Option Bond Trust 2016-XG0035, Formerly Tender Option Bond Trust 11899, 0.000%, 5/01/39 (Pre-refunded 5/01/20), 144A (IF)	5/20 at 100.00	AA	1,167,930
500	Shreveport, Louisiana, General Obligation Bonds, Series 2011, 5.000%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	A	537,960
12,195	Total U.S. Guaranteed			12,979,559
	Utilities – 6.8%
2,000	Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/37	10/27 at 100.00	BBB	2,129,900
1,500	Louisiana Energy and Power Authority, Power Project Revenue Bonds, LEPA Unit 1, Series 2013A, 5.250%, 6/01/38 – AGM Insured	6/23 at 100.00	AA	1,639,920
2,500	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008, 4.250%, 12/01/38	5/23 at 100.00	A3	2,538,100
2,130	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (4)	No Opt. Call	N/R	1,464,375
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (4)	No Opt. Call	N/R	687,500
310	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40 (Mandatory Put 7/01/20) (4)	No Opt. Call	N/R	213,125
1,000	Saint Tammany Parish, Louisana, Utilities Revenue Bonds, Series 2010B, 5.000%, 8/01/40	8/20 at 100.00	AA-	1,044,240
500	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	2/19 at 100.00	Caa2	475,000
10,940	Total Utilities			10,192,160
	Water and Sewer – 9.0%
1,000	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B, 5.000%, 2/01/39	2/25 at 100.00	AA	1,097,620
1,000	Kenner Consolidated Sewer District, Louisana, Sewer Revenue Bonds, Series 2011, 5.000%, 11/01/36 – AGM Insured	11/21 at 100.00	AA	1,066,070
1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A, 5.000%, 2/01/39	2/24 at 100.00	AA-	1,627,005
1,500	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 4.250%, 6/01/34	6/24 at 100.00	A	1,535,550
2,315	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A	2,508,233
200	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/34	12/24 at 100.00	A-	219,058

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 1,500	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2003A Refunding, 5.000%, 12/01/32 – BAM Insured	12/28 at 100.00	AA	$1,714,830
2,000	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2016B, 5.000%, 12/01/41 – BAM Insured	12/26 at 100.00	AA	2,182,180
1,500	Terrebonne Parish Waterworks District 1, Louisiana, Water Revenue Bonds, Series 2012A, 5.000%, 11/01/37	11/22 at 100.00	AA-	1,629,930
12,515	Total Water and Sewer			13,580,476

$ 146,910	Total Long-Term Investments (cost $152,188,120)			153,652,963
	Floating Rate Obligations – (0.5)%			(750,000)
	Other Assets Less Liabilities – (1.4)%			(2,061,787)
	Net Assets – 100%			$ 150,841,176
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 - Portfolio Securities and Investments in Derivatives. Inverse Floating Rate Securities for more information.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen North Carolina Municipal Bond Fund
Portfolio of Investments    November 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.9%
	MUNICIPAL BONDS – 100.9%
	Education and Civic Organizations – 19.3%
$ 1,000	Board of Governors of the University of North Carolina, Winston-Salem State University General Revenue Bonds, Series 2013, 5.000%, 4/01/33	4/22 at 100.00	A3	$1,067,380
2,595	East Carolina University, North Carolina, General Revenue Bonds, Series 2014A, 5.000%, 10/01/41	10/23 at 100.00	Aa2	2,839,838
2,000	East Carolina University, North Carolina, General Revenue Bonds, Series 2016A, 5.000%, 10/01/29	4/26 at 100.00	Aa2	2,305,600
1,930	North Carolina Agricultural & Technical State University, General Revenue Bonds, Series 2013, 5.000%, 10/01/37	10/21 at 100.00	A1	2,051,513
4,500	North Carolina Agricultural and Technical State University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/40	10/25 at 100.00	A1	5,027,985
2,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Davidson College, Series 2014, 5.000%, 3/01/45	3/22 at 100.00	AA+	2,144,360
11,420	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015 A, 5.000%, 10/01/55	10/25 at 100.00	AA+	12,678,256
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Refunding Series 2016:
800	4.000%, 6/01/33	6/26 at 100.00	BBB+	801,024
685	4.000%, 6/01/34	6/26 at 100.00	BBB+	682,644
5,000	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Refunding Series 2018, 5.000%, 6/01/38	6/26 at 100.00	BBB+	5,350,950
2,330	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Refunding Series 2016, 5.000%, 1/01/33	7/26 at 100.00	AA	2,663,959
7,500	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Refunding Series 2018, 5.000%, 1/01/48	1/28 at 100.00	AA	8,428,350
	North Carolina Central University, General Revenue Bonds, Refunding Series 2016:
3,140	5.000%, 10/01/26	4/26 at 100.00	A3	3,582,928
3,215	5.000%, 10/01/27	4/26 at 100.00	A3	3,642,595
2,750	North Carolina State University at Raleigh, General Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/23 at 100.00	Aa1	3,027,915
5,000	University of North Carolina, Asheville, General Revenue Bonds, Refunding Series 2017, 5.000%, 6/01/42	6/26 at 100.00	A1	5,469,000
2,750	University of North Carolina, Chapel Hill, Utilities System Revenue Refunding Bonds, Series 1997, 0.000%, 8/01/20	No Opt. Call	Aaa	2,656,802
4,590	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2015, 5.000%, 4/01/45	4/25 at 100.00	Aa3	5,112,709
230	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/31	10/27 at 100.00	Aa3	265,818
1,975	University of North Carolina, Charlotte, General Revenue Bonds, Series 2014, 5.000%, 4/01/31	4/24 at 100.00	Aa3	2,218,656

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	University of North Carolina, Charlotte, General Revenue Bonds, Series 2017:
$ 2,265	5.000%, 10/01/42	10/27 at 100.00	Aa3	$2,530,458
1,250	5.000%, 10/01/47	10/27 at 100.00	Aa3	1,390,238
	University of North Carolina, Greensboro, General Revenue Bonds, Refunding Series 2017:
1,000	5.000%, 4/01/30	4/28 at 100.00	Aa3	1,176,040
835	5.000%, 4/01/31	4/28 at 100.00	Aa3	976,892
	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014:
1,085	5.000%, 4/01/32	4/24 at 100.00	Aa3	1,215,406
2,070	5.000%, 4/01/39	4/24 at 100.00	Aa3	2,300,287
6,000	University of North Carolina, Greensboro, General Revenue Bonds, Series 2018, 5.000%, 4/01/43	4/28 at 100.00	Aa3	6,773,820
4,500	Western Carolina University, North Carolina, General Revenue Bonds, Series 2018, 5.000%, 10/01/43	4/28 at 100.00	Aa3	5,058,180
84,415	Total Education and Civic Organizations			93,439,603
	Health Care – 15.0%
1,615	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2012A, 5.000%, 1/15/31	1/22 at 100.00	AA-	1,746,816
	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2016A:
2,000	5.000%, 1/15/25	No Opt. Call	AA-	2,283,580
3,000	5.000%, 1/15/36	1/26 at 100.00	AA-	3,303,510
1,685	5.000%, 1/15/40	1/26 at 100.00	AA-	1,837,038
3,030	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2011A, 5.125%, 1/15/37	1/21 at 100.00	AA-	3,202,377
1,000	Nash Health Care Systems, North Carolina, Health Care Facilities Revenue Bonds, Series 2012, 4.250%, 11/01/32	5/22 at 100.00	BBB	1,019,670
	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2017:
2,895	5.000%, 10/01/35	10/27 at 100.00	A+	3,228,301
1,950	5.000%, 10/01/42	10/27 at 100.00	A+	2,141,178
5,350	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health Inc., Series 2010A, 5.250%, 11/01/40	11/20 at 100.00	AA-	5,636,653
2,770	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2010A, 5.000%, 1/01/36	1/20 at 100.00	A	2,833,627
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cape Fear Valley Health System, Refunding Series 2012A:
2,200	5.000%, 10/01/25	10/22 at 100.00	A-	2,377,958
2,300	5.000%, 10/01/26	10/22 at 100.00	A-	2,479,101
555	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Refunding Series 2016A, 5.000%, 6/01/28	No Opt. Call	AA	663,780

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2012A:
$ 750	5.000%, 6/01/32	6/22 at 100.00	AA	$816,142
380	5.000%, 6/01/35	6/22 at 100.00	AA	411,650
3,000	5.000%, 6/01/42	6/22 at 100.00	AA	3,229,050
2,950	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2015A, 5.000%, 7/01/44	7/25 at 100.00	AA-	3,174,554
5,860	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health, Refunding Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A+	6,322,940
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%, 12/01/45	12/22 at 100.00	A	2,162,160
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Refunding Series 2012A, 5.000%, 10/01/27	10/22 at 100.00	A+	5,476,800
	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission Health Combined Group, Refunding Series 2015:
100	5.000%, 10/01/21	No Opt. Call	AA-	102,325
240	5.000%, 10/01/23	No Opt. Call	AA-	248,309
350	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission Health Combined Group, Refunding Series 2016, 5.000%, 10/01/25	No Opt. Call	AA-	359,335
	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission Health Combined Group, Refunding Series 2017:
1,340	5.000%, 10/01/20	No Opt. Call	AA-	1,368,261
550	5.000%, 10/01/28	10/27 at 100.00	AA-	559,025
2,940	5.000%, 10/01/31	10/27 at 100.00	AA-	2,988,157
2,280	5.000%, 10/01/32	10/27 at 100.00	AA-	2,318,008
1,780	5.000%, 10/01/33	10/27 at 100.00	AA-	1,808,587
1,150	5.000%, 10/01/34	10/27 at 100.00	AA-	1,166,755
1,000	5.000%, 10/01/35	10/27 at 100.00	AA-	1,013,940
2,500	5.000%, 10/01/36	10/27 at 100.00	AA-	2,533,775
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Scotland Memorial Hospital, Series 1999:
90	5.500%, 10/01/19 – RAAI Insured	2/19 at 100.00	AA	90,228
1,385	5.500%, 10/01/29 – RAAI Insured	4/19 at 100.00	AA	1,389,113
2,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Refunding Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A	2,145,780
67,995	Total Health Care			72,438,483
	Housing/Single Family – 0.4%
1,905	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1, 4.500%, 1/01/28	1/21 at 100.00	AA	1,944,300
	Long-Term Care – 0.8%
2,735	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, United Methodist Retirement Homes, Refunding Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	N/R	2,851,347

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, United Methodist Retirement Homes, Refunding Series 2016A:
$ 550	5.000%, 10/01/30	10/26 at 100.00	BBB	$588,901
225	5.000%, 10/01/31	10/26 at 100.00	BBB	239,355
3,510	Total Long-Term Care			3,679,603
	Tax Obligation/General – 8.1%
	Charlotte, North Carolina, General Obligation Bonds, Refunding Series 2016A:
1,000	5.000%, 7/01/28	7/26 at 100.00	AAA	1,172,290
1,850	5.000%, 7/01/29	7/26 at 100.00	AAA	2,149,330
1,250	5.000%, 7/01/30	7/26 at 100.00	AAA	1,455,037
	Davidson County, North Carolina, General Obligation Bonds, Refunding Series 2016:
300	5.000%, 6/01/25	No Opt. Call	AA	348,390
1,150	5.000%, 6/01/26	No Opt. Call	AA	1,353,032
1,000	5.000%, 6/01/28	6/26 at 100.00	AA-	1,160,200
1,795	5.000%, 6/01/30	6/26 at 100.00	AA-	2,061,522
1,500	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009, 5.000%, 4/01/30	4/20 at 100.00	AA+	1,557,105
1,000	Guilford County, North Carolina, General Obligation Bonds, Public Improvement Series 2017B, 5.000%, 5/01/26	No Opt. Call	AAA	1,182,180
2,285	Guilford County, North Carolina, General Obligation Bonds, Refunding Series 2017, 5.000%, 3/01/27	No Opt. Call	AAA	2,726,782
2,000	Mecklenburg County, North Carolina, General Obligation Bonds, Refunding Series 2013A, 5.000%, 12/01/26	No Opt. Call	AAA	2,385,720
4,000	North Carolina State, General Obligation Bonds, Refunding Series 2014A, 5.000%, 6/01/23	No Opt. Call	AAA	4,498,400
11,570	North Carolina State, General Obligation Bonds, Series 2015A, 5.000%, 6/01/24 (UB) (4)	No Opt. Call	AAA	13,269,402
2,000	Raleigh, North Carolina, General Obligation Bonds, Refunding Series 2016A, 5.000%, 9/01/26	No Opt. Call	AAA	2,373,080
1,260	Sampson County Water & Sewer District II, North Carolina, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A1	1,397,441
33,960	Total Tax Obligation/General			39,089,911
	Tax Obligation/Limited – 12.8%
	Buncombe County, North Carolina, Limited Obligation Bonds, Refunding Series 2015:
1,250	5.000%, 6/01/33	6/25 at 100.00	AA+	1,406,675
1,375	5.000%, 6/01/35	6/25 at 100.00	AA+	1,537,841
	Burke County, North Carolina, Limited Obligation Bonds, Series 2018:
400	5.000%, 4/01/29	4/27 at 100.00	Aa3	464,284
100	5.000%, 4/01/31	4/27 at 100.00	Aa3	114,871
2,505	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/39	12/24 at 100.00	AAA	2,811,462

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Duplin County, North Carolina, Limited Obligation Bonds, County Water Districts, Series 2016:
$ 1,475	5.000%, 4/01/32	4/26 at 100.00	A+	$1,655,274
1,000	5.000%, 4/01/34	4/26 at 100.00	A+	1,113,900
1,265	Durham Capital Financing Corporation, Durham County, North Carolina, Limited Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/30	12/26 at 100.00	AA+	1,469,930
2,535	Greensboro, North Carolina, Limited Obligation Bonds, Coliseum Complex Project, Series 2018A, 5.000%, 4/01/42	4/28 at 100.00	AA+	2,850,227
696	Hillsborough, North Carolina, Special Assessment Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	709,565
	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015:
765	4.375%, 3/01/25, 144A	No Opt. Call	N/R	746,586
1,600	5.375%, 3/01/40, 144A	3/25 at 100.00	N/R	1,523,040
	North Carolina State, Limited Obligation Bonds, Refunding Series 2017B:
4,395	5.000%, 5/01/29	5/27 at 100.00	AA+	5,161,576
8,950	5.000%, 5/01/30	5/27 at 100.00	AA+	10,459,686
	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011:
1,810	5.000%, 7/01/29	7/21 at 100.00	AA+	1,936,646
9,375	5.000%, 7/01/36	7/21 at 100.00	AA+	9,972,750
500	5.000%, 7/01/41	7/21 at 100.00	AA+	532,395
1,000	Onslow County, North Carolina, Limited Obligation Bonds, Series 2016, 5.000%, 10/01/27	10/26 at 100.00	AA-	1,169,680
	Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
455	5.000%, 10/01/33	10/24 at 100.00	AA+	511,042
750	5.000%, 10/01/34	10/24 at 100.00	AA+	839,798
1,000	Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016, 5.000%, 5/01/29	5/26 at 100.00	AA+	1,139,070
2,950	Sampson Area Development Corporation, Sampson County, North Carolina, Installment Payment Revenue Bonds, Series 2010, 5.250%, 6/01/24 – AGM Insured	No Opt. Call	AA	3,270,340
2,445	Sampson County, North Carolina, Limited Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/35	12/25 at 100.00	A1	2,735,001
3,570	Sampson County, North Carolina, Limited Obligation Bonds, Refunding Series 2017, 5.000%, 9/01/40	9/27 at 100.00	A1	3,967,270
	Scotland County, North Carolina, Limited Obligation Bonds, Series 2017:
500	5.000%, 12/01/30	12/27 at 100.00	A	578,725
250	5.000%, 12/01/33	12/27 at 100.00	A	286,393
	Scotland County, North Carolina, Limited Obligation Bonds, Series 2018:
660	5.000%, 12/01/33	12/28 at 100.00	A	763,356
690	5.000%, 12/01/35	12/28 at 100.00	A	791,044
1,000	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2016, 5.000%, 6/01/30	6/26 at 100.00	AA+	1,147,750

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 225	Wilmington, North Carolina, Storm Water Fee Revenue Bonds, Series 2007, 5.000%, 6/01/33 – AMBAC Insured	2/19 at 100.00	AA+	$ 225,558
55,491	Total Tax Obligation/Limited			61,891,735
	Transportation – 20.2%
6,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010A, 5.500%, 7/01/34	7/20 at 100.00	AA-	6,331,020
10,280	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010B, 5.375%, 7/01/28 (Alternative Minimum Tax)	7/20 at 100.00	AA-	10,773,234
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2014A:
4,000	5.000%, 7/01/32	7/24 at 100.00	AA-	4,453,080
4,935	5.000%, 7/01/34	7/24 at 100.00	AA-	5,480,564
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2017A:
1,925	5.000%, 7/01/42	7/27 at 100.00	Aa3	2,159,427
6,610	5.000%, 7/01/47	7/27 at 100.00	Aa3	7,386,477
	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015:
1,500	5.000%, 12/31/37 (Alternative Minimum Tax)	6/25 at 100.00	BBB-	1,588,560
11,170	5.000%, 6/30/54 (Alternative Minimum Tax)	6/25 at 100.00	BBB-	11,684,714
3,800	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A, 5.250%, 2/01/40	2/20 at 100.00	A3	3,906,134
25	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010B, 5.000%, 2/01/29	2/20 at 100.00	A3	25,677
	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C:
865	0.000%, 7/01/27	7/26 at 96.08	BBB-	616,589
880	0.000%, 7/01/29	7/26 at 87.76	BBB-	560,762
175	0.000%, 7/01/32	7/26 at 75.72	BBB-	94,869
1,500	0.000%, 7/01/34	7/26 at 68.37	BBB-	728,280
2,905	0.000%, 7/01/35	7/26 at 64.91	BBB-	1,334,121
3,735	0.000%, 7/01/38	7/26 at 55.68	BBB-	1,462,626
3,995	0.000%, 7/01/39	7/26 at 52.96	BBB-	1,484,742
2,385	0.000%, 7/01/40	7/26 at 50.36	BBB-	841,070
1,200	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A, 5.000%, 7/01/47	7/26 at 100.00	BBB-	1,276,104
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017:
1,000	5.000%, 1/01/31 – AGM Insured	1/27 at 100.00	AA	1,132,500
1,415	5.000%, 1/01/39 – AGM Insured	1/27 at 100.00	AA	1,558,962

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2009B:
$ 70	0.000%, 1/01/34 – AGC Insured	No Opt. Call	AA	$38,817
3,760	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA	1,982,986
21,205	0.000%, 1/01/36 – AGC Insured	No Opt. Call	AA	10,621,797
20,150	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA	9,624,446
15,615	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA	7,093,114
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2010A:
1,000	5.000%, 5/01/26	5/20 at 100.00	Aa3	1,039,890
1,675	5.000%, 5/01/36	5/20 at 100.00	Aa3	1,736,841
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2015A:
225	5.000%, 5/01/29	5/25 at 100.00	Aa3	256,059
300	5.000%, 5/01/30	5/25 at 100.00	Aa3	340,275
134,300	Total Transportation			97,613,737
	U.S. Guaranteed – 12.4% (5)
	Asheville, North Carolina, Limited Obligation Bonds, Series 2012:
300	5.000%, 4/01/30 (Pre-refunded 4/01/22)	4/22 at 100.00	AA+	328,704
350	5.000%, 4/01/32 (Pre-refunded 4/01/22)	4/22 at 100.00	AA+	383,488
	Charlotte Housing Authority, North Carolina, Capital Fund Program Revenue Bonds, Strawn and Parktowne Rehabilitation Project, Series 2011:
295	4.550%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R	315,674
2,705	4.550%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	A+	2,898,624
5,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2014A, 5.000%, 7/01/33 (Pre-refunded 7/01/24)	7/24 at 100.00	AA-	5,558,200
2,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2009A, 5.250%, 1/15/39 (Pre-refunded 1/15/19)	1/19 at 100.00	AA-	2,911,223
250	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011, 5.000%, 2/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	AA	265,978
6,400	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41 (Pre-refunded 6/01/21)	6/21 at 100.00	AAA	6,866,048
1,000	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Series 2009B, 5.000%, 3/01/35 (Pre-refunded 3/01/19)	3/19 at 100.00	AA	1,007,770
2,445	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2006B, 5.125%, 10/01/31 (Pre-refunded 10/01/19) – AGM Insured	10/19 at 100.00	AA	2,508,961
3,000	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Series 2009, 5.000%, 1/01/38 (Pre-refunded 1/01/19)	1/19 at 100.00	AA	3,007,440

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B:
$ 15	6.000%, 1/01/22 – FGIC Insured (ETM)	No Opt. Call	Baa2	$16,728
520	6.000%, 1/01/22 – RAAI Insured (ETM)	No Opt. Call	AA	580,736
310	6.000%, 1/01/26 (ETM)	No Opt. Call	AAA	381,532
5,700	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009B, 5.000%, 1/01/26 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	5,714,136
6,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2010A, 5.000%, 6/01/42 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R	6,262,320
995	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	997,468
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
245	5.250%, 1/01/23 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA	245,642
115	5.125%, 1/01/24 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA	115,291
50	5.375%, 1/01/26 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA	50,136
10,710	5.750%, 1/01/39 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA	10,742,023
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009:
500	5.750%, 6/01/26 (Pre-refunded 6/01/19)	6/19 at 100.00	AA	509,625
3,500	6.000%, 6/01/34 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA	3,571,610
1,500	6.000%, 6/01/36 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA	1,530,690
1,300	University of North Carolina, Greensboro, General Revenue Bonds, Series 2009A, 5.000%, 4/01/34 (Pre-refunded 4/01/19) – AGC Insured	4/19 at 100.00	AA	1,313,676
2,115	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37 (Pre-refunded 1/01/20)	1/20 at 100.00	AA+	2,185,556
58,220	Total U.S. Guaranteed			60,269,279
	Utilities – 0.8%
1,000	Concord, North Carolina, Utilities Systems Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/33	6/26 at 100.00	Aa2	1,122,600
1,430	Monroe, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2017, 5.000%, 3/01/43	3/27 at 100.00	A+	1,584,512
405	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30	1/19 at 100.00	A	405,855
740	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/30	7/26 at 100.00	A	843,903
3,575	Total Utilities			3,956,870
	Water and Sewer – 11.1%
1,465	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/28	4/22 at 100.00	AA-	1,589,891
1,215	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Refunding Series 2014A, 5.000%, 6/01/40	6/24 at 100.00	AA+	1,346,268

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Cary, North Carolina, Combined Enterprise System Revenue Bonds, Series 2017:
$ 400	4.000%, 12/01/38	12/26 at 100.00	AAA	$413,556
1,700	5.000%, 12/01/41	12/26 at 100.00	AAA	1,920,660
	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2015:
940	5.000%, 7/01/32	7/25 at 100.00	AAA	1,074,298
2,325	5.000%, 7/01/40	7/25 at 100.00	AAA	2,600,559
2,350	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B, 5.000%, 7/01/38	7/20 at 100.00	AAA	2,454,998
	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2017B:
1,815	5.000%, 12/01/26	No Opt. Call	AAA	2,153,407
1,000	5.000%, 12/01/27	No Opt. Call	AAA	1,201,090
2,535	5.000%, 12/01/28	12/27 at 100.00	AAA	3,026,739
5,000	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2017A, 4.000%, 6/01/47	6/27 at 100.00	AAA	5,075,600
1,000	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Series 2014, 5.000%, 11/01/39	11/24 at 100.00	AAA	1,114,400
600	Jacksonville City, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2016, 5.250%, 5/01/29	No Opt. Call	Aa3	727,086
1,000	Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Bonds, Series 2014, 5.000%, 7/01/39	7/24 at 100.00	Aaa	1,112,260
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2015:
3,185	5.000%, 6/01/34 – AGM Insured	6/25 at 100.00	AA	3,544,300
3,345	5.000%, 6/01/35 – AGM Insured	6/25 at 100.00	AA	3,716,128
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2017:
1,215	5.000%, 6/01/27 – AGM Insured	No Opt. Call	AA	1,422,777
1,335	5.000%, 6/01/28 – AGM Insured	6/27 at 100.00	AA	1,554,501
1,000	5.000%, 6/01/33 – AGM Insured	6/27 at 100.00	AA	1,139,300
	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2016:
600	5.000%, 12/01/25	No Opt. Call	Aa3	697,344
940	5.000%, 12/01/28	12/26 at 100.00	Aa3	1,097,422
1,450	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 3/01/30	3/22 at 100.00	AAA	1,572,046
5,000	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2013A, 5.000%, 3/01/31	3/23 at 100.00	AAA	5,514,750
	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2015:
1,020	5.000%, 6/01/31	12/25 at 100.00	AA+	1,171,358
500	5.000%, 6/01/32	12/25 at 100.00	AA+	571,115
	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2017:
400	5.000%, 6/01/24	No Opt. Call	AA+	457,636
400	5.000%, 6/01/28	6/27 at 100.00	AA+	473,060

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2016A:
$ 1,150	5.000%, 6/01/25	No Opt. Call	AAA	$1,340,773
2,800	5.000%, 6/01/26	No Opt. Call	AAA	3,309,068
365	5.000%, 6/01/29	6/26 at 100.00	AAA	425,094
48,050	Total Water and Sewer			53,817,484

$ 491,421	Total Long-Term Investments (cost $475,857,194)			488,141,005
	Floating Rate Obligations – (1.9)%			(9,255,000)
	Other Assets Less Liabilities – 1.0%			4,921,670
	Net Assets – 100%			$ 483,807,675
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 - Portfolio Securities and Investments in Derivatives. Inverse Floating Rate Securities for more information.
See accompanying notes to financial statements.

Nuveen Tennessee Municipal Bond Fund
Portfolio of Investments    November 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 106.2%
	MUNICIPAL BONDS – 106.2%
	Education and Civic Organizations – 6.4%
$ 3,500	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.125%, 10/01/40	10/20 at 100.00	N/R	$3,635,030
	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009:
900	6.125%, 10/01/29	10/19 at 100.00	N/R	921,069
1,090	6.375%, 10/01/34	10/19 at 100.00	N/R	1,116,640
1,740	6.625%, 10/01/39	10/19 at 100.00	N/R	1,783,291
900	Franklin County Health and Educational Facilities Board, Tennessee, Revenue Bonds, University of the South, Refunding & Improvement Series 2014, 5.000%, 9/01/29	9/22 at 100.00	A+	974,835
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
660	5.000%, 11/01/27	11/21 at 100.00	A	705,712
1,300	5.000%, 11/01/28	11/21 at 100.00	A	1,390,038
1,295	5.000%, 11/01/29	11/21 at 100.00	A	1,384,316
1,495	5.000%, 11/01/30	11/21 at 100.00	A	1,597,243
710	5.000%, 11/01/31	11/21 at 100.00	A	758,145
1,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 4.625%, 6/15/27, 144A	No Opt. Call	N/R	966,450
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A:
610	5.000%, 10/01/30	10/26 at 100.00	BBB	672,129
640	5.000%, 10/01/31	10/26 at 100.00	BBB	701,971
670	5.000%, 10/01/32	10/26 at 100.00	BBB	732,008
705	5.000%, 10/01/33	10/26 at 100.00	BBB	767,237
745	5.000%, 10/01/34	10/26 at 100.00	BBB	807,610
780	5.000%, 10/01/35	10/26 at 100.00	BBB	842,806
2,750	5.000%, 10/01/45	10/26 at 100.00	BBB	2,914,092
515	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship Education Project, Series 2017E, 5.375%, 6/01/52, 144A	6/26 at 100.00	N/R	523,086
	Shelby County Health, Educational and Housing Facility Board, Tennessee, Educational Facilities Revenue Bonds, Rhodes College, Series 2015:
700	5.000%, 8/01/40	8/25 at 100.00	A+	787,066
1,000	5.000%, 8/01/45	8/25 at 100.00	A+	1,121,170
23,705	Total Education and Civic Organizations			25,101,944

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care – 14.1%
$ 1,010	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.250%, 10/01/33	2/19 at 100.00	BBB+	$1,013,575
	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A:
1,500	5.000%, 1/01/33	1/23 at 100.00	BBB+	1,587,645
1,000	5.250%, 1/01/45	1/23 at 100.00	BBB+	1,058,770
	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A:
500	5.000%, 10/01/34	10/24 at 100.00	Baa2	534,980
1,575	5.000%, 10/01/44	10/24 at 100.00	Baa2	1,657,782
4,395	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/37	7/28 at 100.00	A	4,838,631
2,885	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Series 2018A, 5.000%, 4/01/41	10/28 at 100.00	A	3,120,676
1,000	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	A	1,045,260
4,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2016, 5.000%, 9/01/47	9/26 at 100.00	BBB	4,220,360
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017:
310	5.000%, 4/01/36	4/27 at 100.00	BBB	330,922
2,000	4.000%, 4/01/36	4/27 at 100.00	BBB	1,968,780
4,000	Knox County Health, Educational and Housing Facility Board, Tennesse, Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A, 5.000%, 1/01/47	1/27 at 100.00	A+	4,300,840
2,955	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A, 5.000%, 1/01/36	1/27 at 100.00	A+	3,226,299
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A:
2,740	5.000%, 7/01/35	7/26 at 100.00	A3	2,986,353
1,165	5.000%, 7/01/40	7/26 at 100.00	A3	1,253,400
5,000	5.000%, 7/01/46	7/26 at 100.00	A3	5,345,100
385	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2017A, 5.000%, 7/01/48	7/27 at 100.00	A3	412,339
10,000	Rutherford County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Group, Series 2010C, 5.000%, 11/15/40	11/19 at 100.00	AA+	10,227,200
5,000	Rutherford County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Group, Series 2012C, 5.000%, 11/15/47	11/21 at 100.00	AA+	5,318,100
1,000	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Le Bonheur Healthcare, Series 2012, 5.000%, 5/01/42	5/22 at 100.00	AA-	1,055,050
52,420	Total Health Care			55,502,062
	Housing/Multifamily – 4.1%
5,400	Hendersonville Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Hickory Pointe Project, Series 2010, 4.875%, 12/01/25	No Opt. Call	AA+	6,097,248

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$ 1,500	Kingsport Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Model City Apartments Project, Series 2009, 5.000%, 7/20/29	7/19 at 100.00	N/R	$1,507,305
2,205	Knox County Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Eastowne Village Project, Refunding Series 2001, 4.000%, 6/01/31 (Mandatory Put 6/01/21)	6/19 at 100.00	N/R	2,246,211
1,395	McMinnville-Warren County Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Beersheba Heights Towers, Series 2009, 5.500%, 11/20/39	10/19 at 100.00	N/R	1,418,478
5,040	Metropolitan Government of Nashville & Davidson County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Parkwood Villa Apartments Project, Series 2010, 4.600%, 3/01/40 (Mandatory Put 3/01/25)	3/20 at 100.00	AA+	5,142,312
15,540	Total Housing/Multifamily			16,411,554
	Housing/Single Family – 0.6%
	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2011-1A:
2,255	4.350%, 7/01/22 (Alternative Minimum Tax)	1/21 at 100.00	AA+	2,329,100
10	4.500%, 7/01/23 (Alternative Minimum Tax)	1/21 at 100.00	AA+	10,002
2,265	Total Housing/Single Family			2,339,102
	Long-Term Care – 2.0%
1,000	Blount County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/37	1/25 at 102.00	N/R	1,021,280
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Blakeford at Green Hills, Refunding & Improvement Series 2012:
1,500	5.000%, 7/01/27	7/22 at 100.00	BBB	1,575,465
1,340	5.000%, 7/01/32	7/22 at 100.00	BBB	1,390,518
1,210	5.000%, 7/01/37	7/22 at 100.00	BBB	1,250,716
1,100	Shelby County Health, Educational and Housing Facility Board, Tennessee, Residential Care Facility Mortgage Revenue Bonds, The Village at Germantown, Series 2014, 5.250%, 12/01/44	12/24 at 100.00	N/R	1,125,509
1,500	Shelby County Health, Educational and Housing Facility Board, Tennessee, Residential Care Facility Mortgage Revenue Bonds, The Village at Germantown, Series 2012, 5.250%, 12/01/42	12/22 at 100.00	N/R	1,525,335
7,650	Total Long-Term Care			7,888,823
	Tax Obligation/General – 11.4%
2,920	Blount County, Tennessee, General Obligation Bonds, Refunding Series 2016B, 5.000%, 6/01/33	6/26 at 100.00	Aa2	3,328,128
	Chattanooga, Tennessee, General Obligation Bonds, Refunding Series 2017B:
1,055	5.000%, 3/01/24	No Opt. Call	AAA	1,203,259
2,670	5.000%, 3/01/25	No Opt. Call	AAA	3,100,324
2,240	5.000%, 3/01/26	No Opt. Call	AAA	2,639,616
1,000	Franklin Special School District, Williamson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2016, 5.000%, 6/01/30	6/25 at 100.00	Aa1	1,143,150
4,000	Memphis, Tennessee, General Obligation Bonds, Refunding General Improvement Series 2011, 5.000%, 5/01/36	5/21 at 100.00	AA	4,243,800

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Improvement Series 2015C, 5.000%, 7/01/26	7/25 at 100.00	AA	$2,315,820
585	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2010A, 5.000%, 7/01/25	7/20 at 100.00	AA	610,857
	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding Series 2012:
1,150	5.000%, 7/01/22	No Opt. Call	AA	1,265,931
1,385	5.000%, 7/01/23	7/22 at 100.00	AA	1,523,112
2,500	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Tender Option Bond Trust 2014-XF0224, 13.083%, 7/01/27, 144A (IF)	7/23 at 100.00	AA	3,624,575
600	Montgomery County, Tennessee, General Obligation Bonds, School & Public Improvement Series 2011, 5.000%, 4/01/21	No Opt. Call	AA+	641,100
	Putnam County, Tennessee, General Obligation Bonds, Refunding School Series 2001:
2,960	5.250%, 4/01/19 – FGIC Insured	No Opt. Call	Aa2	2,992,738
2,645	5.250%, 4/01/20 – FGIC Insured	No Opt. Call	Aa2	2,760,322
3,050	Sumner County, Tennessee, General Obligation Bonds, Refunding Series 2011, 5.000%, 6/01/23	6/21 at 100.00	AA+	3,259,779
	Tennessee State, General Obligation Bonds, Series 2014A:
1,000	5.000%, 9/01/33	9/24 at 100.00	AAA	1,128,340
675	5.000%, 9/01/34	9/24 at 100.00	AAA	759,713
	Tennessee State, General Obligation Bonds, Series 2015A:
1,535	5.000%, 8/01/34	8/25 at 100.00	AAA	1,757,836
1,250	5.000%, 8/01/35	8/25 at 100.00	AAA	1,427,362
2,955	Tennessee State, General Obligation Bonds, Series 2016A, 5.000%, 8/01/24	No Opt. Call	AAA	3,396,241
1,730	Wilson County, Tennessee, General Obligation Bonds, Refunding Series 2012, 5.000%, 4/01/23	4/22 at 100.00	AA+	1,887,932
39,905	Total Tax Obligation/General			45,009,935
	Tax Obligation/Limited – 12.8%
2,500	Bristol Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Pinnacle Project, Series 2016, 5.625%, 6/01/35	6/26 at 100.00	N/R	2,526,950
6,000	Memphis & Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tourism Development Zone Revenue Bonds, Refunding Series 2017B, 5.000%, 11/01/30	11/26 at 100.00	AA	6,843,600
265	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 4.750%, 7/01/27	No Opt. Call	N/R	275,009
	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennesse, Tourism Tax Revenue Bonds, Series 2010A-1:
1,425	5.000%, 7/01/21 – AGM Insured	7/20 at 100.00	AA	1,488,213
1,000	5.000%, 7/01/22	7/20 at 100.00	A1	1,042,460
1,035	5.000%, 7/01/26	7/20 at 100.00	A1	1,075,510

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Nashville Metropolitan Development and Housing Agency, Tennessee, Tax increment Bonds, Fifth & Broadway Development Project, Series 2018:
$ 700	4.500%, 6/01/28, 144A	No Opt. Call	N/R	$714,364
570	5.125%, 6/01/36, 144A	6/28 at 100.00	N/R	586,177
4,250	Pigeon Forge Industrial Development Board, Tennesse, Revenue Bonds, Public Facility, Series 2011, 5.000%, 6/01/34	6/21 at 100.00	AA	4,518,897
	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Refunding Series 2015B:
1,500	5.000%, 11/01/35	11/25 at 100.00	AA+	1,687,350
1,295	5.000%, 11/01/40	11/25 at 100.00	AA+	1,440,506
	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2015B:
4,160	5.000%, 11/01/33 (UB) (4)	11/25 at 100.00	AA+	4,707,331
6,225	5.000%, 11/01/34 (UB) (4)	11/25 at 100.00	AA+	7,023,232
5,000	5.000%, 11/01/40 (UB) (4)	11/25 at 100.00	AA+	5,561,800
10,000	5.000%, 11/01/45 (UB) (4)	11/25 at 100.00	AA+	11,077,900
45,925	Total Tax Obligation/Limited			50,569,299
	Transportation – 3.6%
	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B:
3,250	5.625%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A	3,420,300
420	5.750%, 7/01/23 (Alternative Minimum Tax)	7/20 at 100.00	A	441,836
2,265	5.750%, 7/01/24 (Alternative Minimum Tax)	7/20 at 100.00	A	2,382,055
5,750	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Improvement Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A+	6,293,375
1,670	Metropolitan Nashville Airport Authority, Tennessee, Special Facility Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010, 5.200%, 7/01/26	7/20 at 100.00	Baa3	1,720,601
13,355	Total Transportation			14,258,167
	U.S. Guaranteed – 19.5% (5)
	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2004:
240	5.000%, 10/01/22 (Pre-refunded 10/01/19) – AGM Insured	10/19 at 100.00	AA	245,916
760	5.000%, 10/01/22 (Pre-refunded 10/01/19) – AGM Insured	10/19 at 100.00	AA	778,415
	Clarksville, Tennessee, Electric System Revenue Bonds, Series 2010A:
1,160	5.000%, 9/01/34 (Pre-refunded 9/01/20)	9/20 at 100.00	Aa2	1,220,877
2,500	5.000%, 9/01/35 (Pre-refunded 9/01/20)	9/20 at 100.00	Aa2	2,631,200
	First Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2012A:
2,000	5.000%, 12/01/29 (Pre-refunded 12/01/22)	12/22 at 100.00	AAA	2,220,960
2,375	5.000%, 12/01/32 (Pre-refunded 12/01/22)	12/22 at 100.00	AAA	2,637,390
250	Franklin Special School District, Williamson County, Tennessee, General Obligation Bonds, Series 2009A, 5.000%, 6/01/33 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa1	253,948

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Refunding Series 2010A:
$ 905	5.375%, 7/01/25 (Pre-refunded 7/01/20)	7/20 at 100.00	A-	$951,825
200	5.625%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	A-	211,118
1,250	6.000%, 7/01/38 (Pre-refunded 7/01/20)	7/20 at 100.00	A-	1,326,712
	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C:
270	5.125%, 7/01/25 (Pre-refunded 7/01/23) – NPFG Insured	7/23 at 100.00	Baa1	271,077
2,735	5.125%, 7/01/25 – NPFG Insured (ETM)	2/19 at 100.00	Baa2	2,870,902
9,570	5.250%, 7/01/28 – NPFG Insured (ETM)	2/19 at 100.00	Baa2	9,968,495
3,000	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2011, 5.250%, 1/01/36 (Pre-refunded 1/01/21)	1/21 at 100.00	AA-	3,199,680
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009A:
2,355	5.000%, 10/01/39 (Pre-refunded 10/01/19) (UB)	10/19 at 100.00	N/R	2,414,016
8,645	5.000%, 10/01/39 (Pre-refunded 10/01/19) (UB)	10/19 at 100.00	AA+	8,868,906
18,670	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Subordinate Lien Revenue Bonds, Volunteer Healthcare Systems Inc., Series 1988, 0.000%, 6/01/21 (ETM)	No Opt. Call	Aaa	17,662,007
715	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2010A, 5.000%, 7/01/25 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R	748,991
1,495	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding Series 2012, 5.000%, 7/01/23 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	1,643,543
	Rutherford County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Spring Valley Apartments Project, Series 2010A:
465	5.125%, 10/01/30 (Pre-refunded 10/01/20)	10/20 at 100.00	N/R	487,227
3,700	5.850%, 10/01/46 (Pre-refunded 10/01/20)	10/20 at 100.00	N/R	3,952,525
3,525	Shelby County Health, Educational and Housing Facility Board, Tennessee, Educational Facilities Revenue Bonds, Rhodes College, Series 2011, 5.500%, 8/01/40 (Pre-refunded 8/01/21)	8/21 at 100.00	A+	3,823,638
1,350	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement & Refunding Series 2009, 5.250%, 12/01/39 (Pre-refunded 12/01/19) – AGM Insured	12/19 at 100.00	AA	1,393,672
545	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2009A, 5.000%, 5/01/39 (Pre-refunded 5/01/19)	5/19 at 100.00	AA+	552,052
1,000	Tennessee State, General Obligation Bonds, Series 2011A, 5.000%, 10/01/30 (Pre-refunded 10/01/21)	10/21 at 100.00	AAA	1,079,970
	Watauga River Regional Water Authority, Tennessee, Waterworks Revenue Bonds, Series 2012:
500	5.000%, 7/01/34 (Pre-refunded 7/01/22)	7/22 at 100.00	A	546,970
4,385	5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A	4,796,927
74,565	Total U.S. Guaranteed			76,758,959

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities – 19.2%
	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Series 2015A:
$ 500	5.000%, 9/01/31	9/25 at 100.00	AA+	$569,105
1,750	5.000%, 9/01/32	9/25 at 100.00	AA+	1,988,420
	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006:
3,250	5.000%, 12/15/19 – SYNCORA GTY Insured	No Opt. Call	A+	3,337,848
2,725	5.000%, 12/15/20 – SYNCORA GTY Insured	No Opt. Call	A+	2,863,866
8,775	5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	A+	9,389,074
	Clarksville, Tennessee, Electric System Revenue Bonds, Refunding Series 2015:
665	5.000%, 9/01/27	9/24 at 100.00	Aa2	756,431
2,000	5.000%, 9/01/30	9/24 at 100.00	Aa2	2,254,400
2,000	5.000%, 9/01/31	9/24 at 100.00	Aa2	2,251,000
	Clarksville, Tennessee, Electric System Revenue Bonds, Refunding Series 2017:
1,020	5.000%, 9/01/25	No Opt. Call	Aa2	1,187,586
1,070	5.000%, 9/01/26	No Opt. Call	Aa2	1,259,658
670	Jackson Energy Authority, Tennessee, Gas System Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/28	6/25 at 100.00	Aa2	759,492
	Johnson City Energy Authority, Tennessee, Electric System Revenue Bonds, Series 2017:
1,000	5.000%, 5/01/28	5/27 at 100.00	Aa2	1,176,070
1,000	5.000%, 5/01/29	5/27 at 100.00	Aa2	1,170,310
1,510	Memphis, Tennessee, Electric System Revenue Bonds, Series 2016, 5.000%, 12/01/27	12/26 at 100.00	AA	1,772,363
	Memphis, Tennessee, Gas System Revenue Bonds, Series 2017:
1,100	5.000%, 12/01/30	12/27 at 100.00	Aa1	1,282,633
1,400	5.000%, 12/01/31	12/27 at 100.00	Aa1	1,626,422
11,250	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/15/36	5/21 at 100.00	AA+	11,946,487
5,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2017A, 5.000%, 5/15/42	5/27 at 100.00	AA+	5,633,850
3,785	The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, 4.000%, 11/01/49 (Mandatory Put 11/01/25)	8/25 at 100.22	A	3,947,906
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
1,395	5.250%, 9/01/21	No Opt. Call	A	1,495,566
1,755	5.250%, 9/01/22	No Opt. Call	A	1,921,655
3,230	5.250%, 9/01/24	No Opt. Call	A	3,636,689
2,520	5.250%, 9/01/26	No Opt. Call	A	2,898,529
2,100	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	2,387,133

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
$ 450	5.000%, 2/01/19	No Opt. Call	A	$451,989
1,100	5.000%, 2/01/21	No Opt. Call	A	1,156,144
250	5.000%, 2/01/22	No Opt. Call	A	267,505
600	5.000%, 2/01/23	No Opt. Call	A	652,698
100	5.000%, 2/01/24	No Opt. Call	A	110,317
5,090	5.000%, 2/01/27	No Opt. Call	A	5,744,421
69,060	Total Utilities			75,895,567
	Water and Sewer – 12.5%
1,000	Clarksville, Tennessee, Water, Sewer and Gas Revenue Bonds, Refunding Series 2016, 5.000%, 2/01/33	2/26 at 100.00	Aa2	1,136,910
1,270	Clarksville, Tennessee, Water, Sewer and Gas Revenue Bonds, Refunding Series 2017, 5.000%, 2/01/34	2/28 at 100.00	Aa2	1,466,533
510	DeKalb Utility District, DeKalb County, Tennessee, Waterworks Revenue Bonds, Refunding Series 2017, 3.500%, 4/01/42	4/26 at 100.00	A	493,389
	Gallatin, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2015:
1,655	5.000%, 1/01/31	1/25 at 100.00	AA	1,852,160
1,270	5.000%, 1/01/38	1/25 at 100.00	AA	1,401,166
	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding Series 2018:
1,000	4.000%, 4/01/35	4/26 at 100.00	AA	1,039,240
1,415	4.000%, 4/01/38	4/26 at 100.00	AA	1,457,535
6,000	Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee Utilities Revenue Bonds, Series 2014, 5.000%, 9/01/44	9/24 at 100.00	AA	6,615,000
1,500	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/25	No Opt. Call	AA	1,742,385
	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2016:
2,870	5.000%, 9/01/34	9/25 at 100.00	AA	3,230,931
4,785	5.000%, 9/01/42	9/25 at 100.00	AA	5,303,359
	Jackson Energy Authority, Tennessee, Water System Revenue Bonds, Series 2012:
270	5.000%, 12/01/24	No Opt. Call	Aa3	308,475
140	5.000%, 12/01/25	No Opt. Call	Aa3	161,741
175	5.000%, 12/01/26	No Opt. Call	Aa3	204,307
1,315	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2015, 5.000%, 1/01/31	1/25 at 100.00	AA-	1,475,561
	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2017:
1,475	4.000%, 1/01/32	1/26 at 100.00	AA-	1,545,343
1,000	4.000%, 1/01/35	1/26 at 100.00	AA-	1,036,790
1,525	Knoxville, Tennessee, Water System Revenue Bonds, Series 2013Z, 5.000%, 3/01/44	3/21 at 100.00	AAA	1,610,629

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Loudon, Tennessee, Water and Sewer Revenue Refunding Bonds, Series 2012A:
$ 1,840	4.000%, 3/01/22 (Alternative Minimum Tax)	No Opt. Call	A+	$1,893,397
1,000	4.000%, 3/01/28 (Alternative Minimum Tax)	3/22 at 100.00	A+	1,025,030
2,000	5.000%, 3/01/32 (Alternative Minimum Tax)	3/22 at 100.00	A+	2,109,920
	Savannah Valley Utility District, Hamilton County, Tennessee, Waterworks Revenue Refunding Bonds, Series 2012-A:
585	5.000%, 6/01/21	No Opt. Call	AA	626,418
515	5.000%, 6/01/22	No Opt. Call	AA	564,301
2,890	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement & Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA	2,979,590
1,700	Watauga River Regional Water Authority, Tennessee, Waterworks Revenue Bonds, Series 2017, 4.000%, 7/01/37	7/27 at 100.00	A	1,783,555
500	West Knox Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 6/01/41	6/24 at 100.00	AA+	548,425
4,995	West Wilson Utility District, Wilson County, Tennessee, Water Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/45	6/25 at 100.00	AA	5,599,045
45,200	Total Water and Sewer			49,211,135

$ 389,590	Total Long-Term Investments (cost $408,898,446)			418,946,547
	Floating Rate Obligations – (6.9)%			(27,290,000)
	Other Assets Less Liabilities – 0.7%			2,679,153
	Net Assets – 100%			$ 394,335,700
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 - Portfolio Securities and Investments in Derivatives. Inverse Floating Rate Securities for more information.
See accompanying notes to financial statements.

Statement of Assets and Liabilities
November 30, 2018
(Unaudited)
	Georgia	Louisiana	North Carolina	Tennessee
Assets
Long-term investments, at value (cost $147,198,312, $152,188,120, $475,857,194 and $408,898,446, respectively)	$145,894,667	$153,652,963	$488,141,005	$418,946,547
Short-term investments, at value (cost $791,153, $—, $—and $—, respectively)	388,319	—	—	—
Receivable for:
Interest	2,003,926	2,134,082	6,979,163	5,288,172
Investments sold	—	75,000	35,656	105,000
Shares sold	103,010	102,336	907,932	292,523
Other assets	2,821	2,809	56,892	82,543
Total assets	148,392,743	155,967,190	496,120,648	424,714,785
Liabilities
Cash overdraft	192,564	1,510,543	641,869	1,667,332
Floating rate obligations	—	750,000	9,255,000	27,290,000
Payable for:
Dividends	79,892	90,288	293,765	125,060
Investments purchased	—	2,279,660	—	—
Shares redeemed	1,027,156	333,728	1,684,422	851,965
Accrued expenses:
Management fees	61,435	63,181	199,159	162,705
Trustees fees	641	632	55,164	79,887
12b-1 distribution and service fees	26,419	32,162	51,284	78,119
Other	66,222	65,820	132,310	124,017
Total liabilities	1,454,329	5,126,014	12,312,973	30,379,085
Net assets	$146,938,414	$150,841,176	$483,807,675	$394,335,700
Class A Shares
Net assets	$ 96,831,019	$101,119,376	$177,720,940	$235,692,434
Shares outstanding	9,353,603	9,291,889	16,895,632	20,668,377
Net asset value ("NAV") per share	$ 10.35	$ 10.88	$ 10.52	$ 11.40
Offering price per share (NAV per share plus maximum sales charge of 4.20% of offering price)	$ 10.80	$ 11.36	$ 10.98	$ 11.90
Class C Shares
Net assets	$ 6,377,805	$ 10,503,654	$ 17,059,498	$ 17,897,210
Shares outstanding	618,185	969,979	1,621,255	1,573,856
NAV and offering price per share	$ 10.32	$ 10.83	$ 10.52	$ 11.37
Class C2 Shares
Net assets	$ 8,315,336	$ 10,967,666	$ 13,224,432	$ 38,147,123
Shares outstanding	806,230	1,012,043	1,256,657	3,348,909
NAV and offering price per share	$ 10.31	$ 10.84	$ 10.52	$ 11.39
Class I Shares
Net assets	$ 35,414,254	$ 28,250,480	$275,802,805	$102,598,933
Shares outstanding	3,430,603	2,589,618	26,109,587	9,012,001
NAV and offering price per share	$ 10.32	$ 10.91	$ 10.56	$ 11.38
Fund level net assets consist of:
Capital paid-in	$150,263,422	$152,291,688	$478,383,376	$385,365,933
Total distributable earnings	(3,325,008)	(1,450,512)	5,424,299	8,969,767
Fund level net assets	$146,938,414	$150,841,176	$483,807,675	$394,335,700
Authorized shares - per class	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$ 0.01	$ 0.01	$ 0.01	$ 0.01
See accompanying notes to financial statements.

Statement of Operations
Six Months Ended November 30, 2018
(Unaudited)
	Georgia	Louisiana	North Carolina	Tennessee
Investment Income	$ 2,765,231	$ 3,256,853	$ 8,811,408	$ 8,340,338
Expenses
Management fees	391,273	387,429	1,247,866	1,035,469
12b-1 service fees - Class A Shares	100,373	101,859	178,403	248,445
12b-1 distibution and service fees - Class C Shares	36,762	54,337	93,235	96,031
12b-1 distibution and service fees - Class C2 Shares	37,891	44,981	60,679	163,066
Shareholder servicing agent fees	38,995	28,434	106,994	98,318
Interest expense	380	8,407	96,738	282,424
Custodian fees	18,824	20,889	39,106	34,000
Trustees fees	2,305	2,254	7,493	6,223
Professional fees	18,367	18,245	26,859	25,682
Shareholder reporting expenses	10,642	10,154	20,455	17,926
Federal and state registration fees	2,998	2,998	3,100	4,275
Other	5,750	18,730	11,826	13,043
Total expenses	664,560	698,717	1,892,754	2,024,902
Net investment income (loss)	2,100,671	2,558,136	6,918,654	6,315,436
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(284,847)	(442,385)	(2,087,744)	(1,294,357)
Change in net unrealized appreciation (depreciation) of investments	(2,450,260)	(2,020,212)	(6,307,533)	(4,919,474)
Net realized and unrealized gain (loss)	(2,735,107)	(2,462,597)	(8,395,277)	(6,213,831)
Net increase (decrease) in net assets from operations	$ (634,436)	$ 95,539	$(1,476,623)	$ 101,605
See accompanying notes to financial statements.

Statement of Changes in Net Assets
(Unaudited)
	Georgia		Louisiana
	Six Months Ended 11/30/18	Year Ended(1) 5/31/18	Six Months Ended 11/30/18	Year Ended(1) 5/31/18
Operations
Net investment income (loss)	$ 2,100,671	$ 4,670,277	$ 2,558,136	$ 5,040,969
Net realized gain (loss) from investments	(284,847)	(70,707)	(442,385)	76,692
Change in net unrealized appreciation (depreciation) of investments	(2,450,260)	(3,526,541)	(2,020,212)	(2,068,164)
Net increase (decrease) in net assets from operations	(634,436)	1,073,029	95,539	3,049,497
Distributions to Shareholders(2)
Dividends (3)
Class A Shares	(1,383,865)	(2,863,158)	(1,667,362)	(3,315,629)
Class C Shares	(70,209)	(201,777)	(134,049)	(261,305)
Class C2 Shares	(109,634)	(456,048)	(160,916)	(465,530)
Class I Shares	(537,313)	(1,313,167)	(489,888)	(908,360)
Decrease in net assets from distributions to shareholders	(2,101,021)	(4,834,150)	(2,452,215)	(4,950,824)
Fund Share Transactions
Proceeds from sale of shares	28,321,896	38,328,438	14,813,066	29,853,087
Proceeds from shares issued to shareholders due to reinvestment of distributions	1,577,118	3,526,045	1,869,227	3,842,309
	29,899,014	41,854,483	16,682,293	33,695,396
Cost of shares redeemed	(37,230,460)	(52,851,538)	(16,987,797)	(22,376,020)
Net increase (decrease) in net assets from Fund share transactions	(7,331,446)	(10,997,055)	(305,504)	11,319,376
Net increase (decrease) in net assets	(10,066,903)	(14,758,176)	(2,662,180)	9,418,049
Net assets at the beginning of period	157,005,317	171,763,493	153,503,356	144,085,307
Net assets at the end of period	$146,938,414	$157,005,317	$150,841,176	$153,503,356

(1)	Prior period amounts have been conformed to current year presentation. See Notes to Financial Statements, Note 9 - New Accounting Pronouncements for further details.
(2)	The composition and per share amounts of the Fund's distributions are presented in the Financial Highlights. The distribution information for the Fund as of its most recent tax year end is presented within the Notes to Financial Statements, Note 6 - Income Tax Information.
(3)	For the fiscal year ended May 31, 2018, the Fund's distributions to shareholders were paid from net investment income.

See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited) (continued)
	North Carolina		Tennessee
	Six Months Ended 11/30/18	Year Ended(1) 5/31/18	Six Months Ended 11/30/18	Year Ended(1) 5/31/18
Operations
Net investment income (loss)	$ 6,918,654	$ 14,426,042	$ 6,315,436	$ 13,607,829
Net realized gain (loss) from investments	(2,087,744)	(98,143)	(1,294,357)	(49,518)
Change in net unrealized appreciation (depreciation) of investments	(6,307,533)	(11,207,933)	(4,919,474)	(10,965,023)
Net increase (decrease) in net assets from operations	(1,476,623)	3,119,966	101,605	2,593,288
Distributions to Shareholders(2)
Dividends (3)
Class A Shares	(2,421,892)	(4,911,399)	(3,717,592)	(8,577,821)
Class C Shares	(173,910)	(415,640)	(207,713)	(518,621)
Class C2 Shares	(172,495)	(615,458)	(526,328)	(1,627,127)
Class I Shares	(4,271,818)	(8,960,721)	(1,713,746)	(3,799,404)
Decrease in net assets from distributions to shareholders	(7,040,115)	(14,903,218)	(6,165,379)	(14,522,973)
Fund Share Transactions
Proceeds from sale of shares	73,700,631	122,364,556	30,632,569	50,028,340
Proceeds from shares issued to shareholders due to reinvestment of distributions	5,182,358	10,918,321	5,384,327	12,741,788
	78,882,989	133,282,877	36,016,896	62,770,128
Cost of shares redeemed	(94,880,458)	(115,454,661)	(71,691,252)	(83,762,129)
Net increase (decrease) in net assets from Fund share transactions	(15,997,469)	17,828,216	(35,674,356)	(20,992,001)
Net increase (decrease) in net assets	(24,514,207)	6,044,964	(41,738,130)	(32,921,686)
Net assets at the beginning of period	508,321,882	502,276,918	436,073,830	468,995,516
Net assets at the end of period	$483,807,675	$ 508,321,882	$394,335,700	$436,073,830

(1)	Prior period amounts have been conformed to current year presentation. See Notes to Financial Statements, Note 9 - New Accounting Pronouncements for further details.
(2)	The composition and per share amounts of the Fund's distributions are presented in the Financial Highlights. The distribution information for the Fund as of its most recent tax year end is presented within the Notes to Financial Statements, Note 6 - Income Tax Information.
(3)	For the fiscal year ended May 31, 2018, the Fund's distributions to shareholders were paid from net investment income.
See accompanying notes to financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

Financial Highlights
(Unaudited)
Georgia
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (03/86)
2019(e)	$10.53	$0.14	$(0.18)	$(0.04)	$(0.14)	$ —	$(0.14)	$10.35
2018	10.79	0.31	(0.24)	0.07	(0.33)	—	(0.33)	10.53
2017	11.21	0.35	(0.40)	(0.05)	(0.37)	—	(0.37)	10.79
2016	11.04	0.39	0.17	0.56	(0.39)	—	(0.39)	11.21
2015	11.04	0.40	—**	0.40	(0.40)	—	(0.40)	11.04
2014	11.20	0.41	(0.17)	0.24	(0.40)	—	(0.40)	11.04
Class C (02/14)
2019(e)	10.50	0.10	(0.18)	(0.08)	(0.10)	—	(0.10)	10.32
2018	10.74	0.23	(0.23)	—	(0.24)	—	(0.24)	10.50
2017	11.17	0.26	(0.41)	(0.15)	(0.28)	—	(0.28)	10.74
2016	10.99	0.29	0.19	0.48	(0.30)	—	(0.30)	11.17
2015	11.00	0.30	—**	0.30	(0.31)	—	(0.31)	10.99
2014(f)	10.79	0.02	0.28	0.30	(0.09)	—	(0.09)	11.00
Class C2 (01/94)(g)
2019(e)	10.50	0.11	(0.19)	(0.08)	(0.11)	—	(0.11)	10.31
2018	10.75	0.25	(0.23)	0.02	(0.27)	—	(0.27)	10.50
2017	11.17	0.29	(0.41)	(0.12)	(0.30)	—	(0.30)	10.75
2016	11.00	0.33	0.17	0.50	(0.33)	—	(0.33)	11.17
2015	11.00	0.33	0.01	0.34	(0.34)	—	(0.34)	11.00
2014	11.17	0.35	(0.18)	0.17	(0.34)	—	(0.34)	11.00
Class I (02/97)
2019(e)	10.50	0.15	(0.18)	(0.03)	(0.15)	—	(0.15)	10.32
2018	10.75	0.33	(0.24)	0.09	(0.34)	—	(0.34)	10.50
2017	11.18	0.37	(0.42)	(0.05)	(0.38)	—	(0.38)	10.75
2016	11.00	0.41	0.18	0.59	(0.41)	—	(0.41)	11.18
2015	11.00	0.42	—**	0.42	(0.42)	—	(0.42)	11.00
2014	11.16	0.43	(0.17)	0.26	(0.42)	—	(0.42)	11.00

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

(0.34)%	$96,831	0.83%*	0.83%*	2.75%*	10%
0.63	95,507	0.85	0.83	2.96	19
(0.57)	94,199	0.84	0.82	3.23	20
5.28	96,938	0.83	0.82	3.50	16
3.65	89,014	0.83	0.82	3.57	11
2.27	97,333	0.83	0.82	3.83	9

(0.77)	6,378	1.63*	1.63*	1.95*	10
(0.03)	8,670	1.65	1.63	2.15	19
(1.39)	9,558	1.64	1.62	2.43	20
4.45	8,325	1.62	1.61	2.65	16
2.73	3,480	1.62	1.61	2.68	11
2.82	298	1.63*	1.62*	2.69*	9

(0.72)	8,315	1.38*	1.38*	2.18*	10
0.16	15,932	1.40	1.38	2.40	19
(1.07)	19,518	1.39	1.37	2.68	20
4.64	28,958	1.38	1.37	2.96	16
3.10	30,258	1.38	1.37	3.02	11
1.61	34,234	1.38	1.37	3.29	9

(0.26)	35,414	0.63*	0.63*	2.95*	10
0.89	36,896	0.65	0.63	3.14	19
(0.41)	48,488	0.64	0.62	3.43	20
5.47	46,953	0.63	0.62	3.69	16
3.83	40,496	0.63	0.62	3.76	11
2.46	33,450	0.63	0.62	4.04	9
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities and the interest expense and fees paid on borrowings, as described in Note 8 - Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended November 30, 2018.
(f)	For the period February 10, 2014 (commencement of operations) through May 31, 2014.
(g)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
*	Annualized.
**	Rounds to less than $0.01 per share.
See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)
Louisiana
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (09/89)
2019(e)	$11.05	$0.19	$(0.18)	$ 0.01	$(0.18)	$ —	$(0.18)	$10.88
2018	11.19	0.38	(0.14)	0.24	(0.38)	—	(0.38)	11.05
2017	11.62	0.40	(0.44)	(0.04)	(0.39)	—	(0.39)	11.19
2016	11.40	0.41	0.24	0.65	(0.43)	—	(0.43)	11.62
2015	11.25	0.44	0.15	0.59	(0.44)	—	(0.44)	11.40
2014	11.32	0.45	(0.10)	0.35	(0.42)	—	(0.42)	11.25
Class C (02/14)
2019(e)	11.00	0.14	(0.17)	(0.03)	(0.14)	—	(0.14)	10.83
2018	11.13	0.29	(0.13)	0.16	(0.29)	—	(0.29)	11.00
2017	11.56	0.31	(0.44)	(0.13)	(0.30)	—	(0.30)	11.13
2016	11.35	0.32	0.23	0.55	(0.34)	—	(0.34)	11.56
2015	11.20	0.33	0.17	0.50	(0.35)	—	(0.35)	11.35
2014(f)	10.80	0.02	0.48	0.50	(0.10)	—	(0.10)	11.20
Class C2 (02/94)(g)
2019(e)	11.00	0.16	(0.17)	(0.01)	(0.15)	—	(0.15)	10.84
2018	11.14	0.32	(0.15)	0.17	(0.31)	—	(0.31)	11.00
2017	11.56	0.34	(0.44)	(0.10)	(0.32)	—	(0.32)	11.14
2016	11.35	0.35	0.23	0.58	(0.37)	—	(0.37)	11.56
2015	11.20	0.37	0.16	0.53	(0.38)	—	(0.38)	11.35
2014	11.28	0.39	(0.11)	0.28	(0.36)	—	(0.36)	11.20
Class I (02/97)
2019(e)	11.08	0.20	(0.18)	0.02	(0.19)	—	(0.19)	10.91
2018	11.22	0.41	(0.15)	0.26	(0.40)	—	(0.40)	11.08
2017	11.64	0.43	(0.44)	(0.01)	(0.41)	—	(0.41)	11.22
2016	11.43	0.44	0.23	0.67	(0.46)	—	(0.46)	11.64
2015	11.28	0.46	0.16	0.62	(0.47)	—	(0.47)	11.43
2014	11.35	0.47	(0.09)	0.38	(0.45)	—	(0.45)	11.28

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

0.09%	$101,119	0.85%*	0.84%*	3.41%*	12%
2.16	100,312	0.85	0.84	3.45	20
(0.34)	94,149	0.84	0.83	3.57	16
5.82	90,958	0.84	0.84	3.61	5
5.34	81,264	0.84	0.84	3.81	12
3.35	77,147	0.86	0.85	4.13	23

(0.32)	10,504	1.65*	1.64*	2.61*	12
1.43	10,645	1.65	1.64	2.65	20
(1.14)	9,482	1.64	1.63	2.77	16
4.93	7,910	1.64	1.64	2.77	5
4.54	3,330	1.63	1.63	2.92	12
4.68	229	1.66*	1.65*	2.96*	23

(0.12)	10,968	1.40*	1.39*	2.85*	12
1.56	14,831	1.40	1.39	2.90	20
(0.83)	17,554	1.39	1.38	3.01	16
5.21	22,467	1.39	1.39	3.07	5
4.81	23,535	1.39	1.39	3.27	12
2.69	25,751	1.41	1.40	3.58	23

0.20	28,250	0.65*	0.64*	3.61*	12
2.37	27,716	0.65	0.64	3.65	20
(0.04)	22,901	0.65	0.64	3.79	16
5.94	14,231	0.64	0.64	3.80	5
5.54	9,791	0.64	0.64	4.00	12
3.56	6,501	0.66	0.65	4.33	23

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities and the interest expense and fees paid on borrowings, as described in Note 8 - Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended November 30, 2018.
(f)	For the period February 10, 2014 (commencement of operations) through May 31, 2014.
(g)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)
North Carolina
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (03/86)
2019(e)	$10.69	$0.14	$(0.17)	$(0.03)	$(0.14)	$ —	$(0.14)	$10.52
2018	10.94	0.30	(0.24)	0.06	(0.31)	—	(0.31)	10.69
2017	11.21	0.32	(0.27)	0.05	(0.32)	—	(0.32)	10.94
2016	10.95	0.34	0.26	0.60	(0.34)	—	(0.34)	11.21
2015	10.95	0.35	—**	0.35	(0.35)	—	(0.35)	10.95
2014	11.04	0.37	(0.08)	0.29	(0.38)	—	(0.38)	10.95
Class C (02/14)
2019(e)	10.69	0.10	(0.17)	(0.07)	(0.10)	—	(0.10)	10.52
2018	10.94	0.21	(0.24)	(0.03)	(0.22)	—	(0.22)	10.69
2017	11.20	0.23	(0.26)	(0.03)	(0.23)	—	(0.23)	10.94
2016	10.95	0.25	0.25	0.50	(0.25)	—	(0.25)	11.20
2015	10.94	0.26	0.01	0.27	(0.26)	—	(0.26)	10.95
2014(f)	10.63	0.04	0.36	0.40	(0.09)	—	(0.09)	10.94
Class C2 (10/93)(g)
2019(e)	10.70	0.11	(0.18)	(0.07)	(0.11)	—	(0.11)	10.52
2018	10.94	0.24	(0.23)	0.01	(0.25)	—	(0.25)	10.70
2017	11.21	0.26	(0.28)	(0.02)	(0.25)	—	(0.25)	10.94
2016	10.95	0.28	0.26	0.54	(0.28)	—	(0.28)	11.21
2015	10.95	0.29	—**	0.29	(0.29)	—	(0.29)	10.95
2014	11.04	0.31	(0.08)	0.23	(0.32)	—	(0.32)	10.95
Class I (02/97)
2019(e)	10.74	0.15	(0.17)	(0.02)	(0.16)	—	(0.16)	10.56
2018	10.98	0.32	(0.23)	0.09	(0.33)	—	(0.33)	10.74
2017	11.26	0.34	(0.28)	0.06	(0.34)	—	(0.34)	10.98
2016	10.99	0.36	0.27	0.63	(0.36)	—	(0.36)	11.26
2015	10.99	0.37	—**	0.37	(0.37)	—	(0.37)	10.99
2014	11.08	0.39	(0.08)	0.31	(0.40)	—	(0.40)	10.99

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

(0.24)%	$177,721	0.82%*	0.78%*	2.67%*	10%
0.55	174,257	0.81	0.78	2.77	19
0.43	166,079	0.79	0.77	2.88	15
5.57	177,219	0.79	0.78	3.07	6
3.26	164,797	0.78	0.78	3.19	11
2.78	173,143	0.80	0.80	3.50	7

(0.67)	17,059	1.62*	1.58*	1.87*	10
(0.28)	19,364	1.61	1.58	1.97	19
(0.30)	20,612	1.59	1.57	2.09	15
4.63	13,415	1.59	1.58	2.25	6
2.52	7,331	1.58	1.58	2.36	11
3.75	1,788	1.60*	1.60*	2.40*	7

(0.62)	13,224	1.37*	1.33*	2.10*	10
0.09	23,548	1.36	1.33	2.22	19
(0.15)	28,499	1.34	1.32	2.34	15
4.97	36,986	1.34	1.33	2.53	6
2.67	39,460	1.33	1.33	2.64	11
2.20	45,856	1.35	1.35	2.96	7

(0.23)	275,803	0.62*	0.58*	2.87*	10
0.87	291,153	0.61	0.58	2.97	19
0.55	287,086	0.59	0.57	3.09	15
5.81	261,979	0.59	0.58	3.27	6
3.41	215,885	0.58	0.58	3.39	11
2.95	186,847	0.60	0.60	3.70	7

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities and the interest expense and fees paid on borrowings, as described in Note 8 - Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended November 30, 2018.
(f)	For the period February 10, 2014 (commencement of operations) through May 31, 2014.
(g)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
*	Annualized.
**	Rounds to less than $0.01 per share.
See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)
Tennessee
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (11/87)
2019(e)	$11.57	$0.18	$(0.18)	$ —	$(0.17)	$ —	$(0.17)	$11.40
2018	11.87	0.35	(0.27)	0.08	(0.38)	—	(0.38)	11.57
2017	12.14	0.37	(0.26)	0.11	(0.38)	—	(0.38)	11.87
2016	11.85	0.41	0.26	0.67	(0.38)	—	(0.38)	12.14
2015	11.82	0.40	0.02	0.42	(0.39)	—	(0.39)	11.85
2014	12.02	0.41	(0.17)	0.24	(0.39)	(0.05)	(0.44)	11.82
Class C (02/14)
2019(e)	11.53	0.13	(0.17)	(0.04)	(0.12)	—	(0.12)	11.37
2018	11.83	0.26	(0.28)	(0.02)	(0.28)	—	(0.28)	11.53
2017	12.10	0.27	(0.25)	0.02	(0.29)	—	(0.29)	11.83
2016	11.81	0.31	0.27	0.58	(0.29)	—	(0.29)	12.10
2015	11.79	0.30	0.01	0.31	(0.29)	—	(0.29)	11.81
2014(f)	11.49	0.03	0.36	0.39	(0.09)	—	(0.09)	11.79
Class C2 (10/93)(g)
2019(e)	11.55	0.14	(0.16)	(0.02)	(0.14)	—	(0.14)	11.39
2018	11.85	0.29	(0.28)	0.01	(0.31)	—	(0.31)	11.55
2017	12.12	0.31	(0.26)	0.05	(0.32)	—	(0.32)	11.85
2016	11.83	0.34	0.27	0.61	(0.32)	—	(0.32)	12.12
2015	11.80	0.33	0.02	0.35	(0.32)	—	(0.32)	11.83
2014	12.01	0.34	(0.18)	0.16	(0.32)	(0.05)	(0.37)	11.80
Class I (02/97)
2019(e)	11.55	0.19	(0.18)	0.01	(0.18)	—	(0.18)	11.38
2018	11.85	0.38	(0.28)	0.10	(0.40)	—	(0.40)	11.55
2017	12.12	0.39	(0.25)	0.14	(0.41)	—	(0.41)	11.85
2016	11.83	0.43	0.27	0.70	(0.41)	—	(0.41)	12.12
2015	11.80	0.42	0.02	0.44	(0.41)	—	(0.41)	11.83
2014	12.01	0.43	(0.18)	0.25	(0.41)	(0.05)	(0.46)	11.80

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

0.02%	$235,692	0.93%*	0.79%*	3.07%*	3%
0.66	253,309	0.88	0.78	3.02	8
0.97	272,345	0.84	0.77	3.11	24
5.78	301,829	0.82	0.78	3.40	10
3.54	291,997	0.79	0.78	3.35	3
2.11	304,426	0.80	0.79	3.54	3

(0.31)	17,897	1.73*	1.59*	2.26*	3
(0.17)	20,028	1.68	1.58	2.21	8
0.16	21,735	1.64	1.57	2.32	24
4.95	19,186	1.61	1.57	2.56	10
2.64	8,775	1.58	1.57	2.50	3
3.40	1,547	1.60*	1.59*	2.42*	3

(0.18)	38,147	1.48*	1.34*	2.50*	3
0.09	55,600	1.43	1.33	2.47	8
0.42	65,549	1.39	1.32	2.57	24
5.21	80,706	1.37	1.33	2.86	10
2.98	84,804	1.34	1.33	2.80	3
1.45	93,355	1.35	1.34	3.00	3

0.12	102,599	0.73*	0.59*	3.26*	3
0.86	107,137	0.68	0.58	3.21	8
1.18	109,366	0.64	0.57	3.32	24
6.00	82,111	0.62	0.58	3.59	10
3.75	58,465	0.59	0.58	3.54	3
2.24	42,477	0.60	0.59	3.75	3

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities and the interest expense and fees paid on borrowings, as described in Note 8 - Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended November 30, 2018.
(f)	For the period February 10, 2014 (commencement of operations) through May 31, 2014.
(g)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
*	Annualized.
See accompanying notes to financial statements.

Notes to Financial Statements
(Unaudited)
1.  General Information and Significant Accounting Policies
General Information
Trust and Fund Information
The Nuveen Multistate Trust III (the “Trust”) is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Georgia Municipal Bond Fund (“Georgia”), Nuveen Louisiana Municipal Bond Fund (“Louisiana”), Nuveen North Carolina Municipal Bond Fund (“North Carolina”) and Nuveen Tennessee Municipal Bond Fund (“Tennessee”) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
The end of the reporting period for the Funds is November 30, 2018, and the period covered by these Notes to Financial Statements is the six months ended November 30, 2018 (the "current fiscal period”).
Investment Adviser
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolios, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Investment Objectives
Each Fund’s investment objective is to provide as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.
The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.
Significant Accounting Policies
Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification (ASC) Topic 946 "Financial Services-Investment Companies." The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.
As of the end of the reporting period, the following Funds' outstanding when-issued/delayed delivery purchase commitments were as follows:
Louisiana
Outstanding when-issued/delayed delivery purchase commitments	$2,279,660
Investment Income
Investment income is comprised of interest income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes and, is recorded on an accrual basis. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.

Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.
Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Fund shares begin to accrue dividends on the business day after the day when the monies used to purchase Fund shares are collected by the transfer agent.
Net realized capital gains and/or market discount from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.
Distributions to shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge and incur a 0.20% annual 12b-1 service fee. Class A Share purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. The Funds will issue Class C2 Shares upon the exchange of Class C2 Shares from another Nuveen mutual fund or for the purpose of dividend reinvestment, but Class C2 Shares are not available for new accounts or for additional investment into existing accounts. Class C2 Shares incur a 0.55% annual 12b-1 distribution fee and a 0.20% annual 12b-1 service fee. Class C and Class C2 Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. Currently, the only expenses that are allocated on a class-specific basis are 12b-1 distribution and service fees.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Compensation
The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3 - Portfolio Securities and Investments in Derivatives.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the current fiscal period. Actual results may differ from those estimates.

Notes to Financial Statements (Unaudited) (continued)
2.  Investment Valuation and Fair Value Measurements
The fair valuation input levels as described below are for fair value measurement purposes.
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Prices of fixed income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.
Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
Georgia	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds**	$ —	$145,894,667	$ —***	$145,894,667
Short-Term Investments*:
Municipal Bonds**	—	—	388,319	388,319
Total	$ —	$145,894,667	$388,319	$146,282,986

Louisiana	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$153,652,963	$ —	$153,652,963

North Carolina	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$488,141,005	$ —	$488,141,005

Tennessee	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$418,946,547	$ —	$418,946,547

*	Refer to the Fund's Portfolio of Investments for industry classifications.
**	Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
***	Value equals zero as of the end of the reporting period.
3.  Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB)  –  Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF)  –  Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Notes to Financial Statements (Unaudited) (continued)
Floating Rate Obligations Outstanding	Georgia	Louisiana	North Carolina	Tennessee
Floating rate obligations: self-deposited Inverse Floaters	$ —	$ 750,000	$9,255,000	$27,290,000
Floating rate obligations: externally-deposited Inverse Floaters	5,720,000	3,000,000	—	7,500,000
Total	$5,720,000	$3,750,000	$9,255,000	$34,790,000
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Self-Deposited Inverse Floaters	Georgia	Louisiana	North Carolina	Tennessee
Average floating rate obligations outstanding	$ —	$750,000	$9,255,000	$27,290,000
Average annual interest rate and fees	—%	1.99%	2.05%	2.06%
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the reporting period, each Fund’s maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Floating Rate Obligations - Recourse Trusts	Georgia	Louisiana	North Carolina	Tennessee
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$ —	$ 750,000	$9,255,000	$19,040,000
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	—	3,000,000	—	—
Total	$ —	$3,750,000	$9,255,000	$19,040,000
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
4.  Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
	Six Months Ended 11/30/18		Year Ended 5/31/18
Georgia	Shares	Amount	Shares	Amount
Shares sold:
Class A	2,128,454	$ 22,155,210	2,347,336	$ 24,874,262
Class A – automatic conversion of Class C2 Shares	89,006	935,455	—	—
Class C	16,587	172,159	143,998	1,532,098
Class C2	2,165	22,475	6,727	71,213
Class I	485,112	5,036,597	1,117,115	11,850,865
Shares issued to shareholders due to reinvestment of distributions:
Class A	100,963	1,050,345	197,887	2,102,764
Class C	5,909	61,309	15,247	161,502
Class C2	7,047	73,165	32,540	344,686
Class I	37,806	392,299	86,516	917,093
	2,873,049	29,899,014	3,947,366	41,854,483
Shares redeemed:
Class A	(2,031,641)	(21,013,492)	(2,211,715)	(23,481,663)
Class C	(230,349)	(2,398,056)	(222,909)	(2,372,041)
Class C2	(631,636)	(6,613,261)	(337,371)	(3,559,058)
Class C2 – automatic conversion to Class A Shares	(89,261)	(935,455)	—	—
Class I	(605,309)	(6,270,196)	(2,200,032)	(23,438,776)
	(3,588,196)	(37,230,460)	(4,972,027)	(52,851,538)
Net increase (decrease)	(715,147)	$ (7,331,446)	(1,024,661)	$(10,997,055)

Notes to Financial Statements (Unaudited) (continued)
	Six Months Ended 11/30/18		Year Ended 5/31/18
Louisiana	Shares	Amount	Shares	Amount
Shares sold:
Class A	804,855	$ 8,825,618	1,537,588	$ 17,120,081
Class A – automatic conversion of Class C2 Shares	16,454	180,426	—	—
Class C	70,475	771,149	302,077	3,351,545
Class C2	2,138	23,334	25,245	280,713
Class I	456,741	5,012,539	817,094	9,100,748
Shares issued to shareholders due to reinvestment of distributions:
Class A	118,374	1,296,839	238,607	2,647,584
Class C	10,016	109,240	18,776	207,170
Class C2	10,937	119,402	32,977	364,338
Class I	31,297	343,746	56,050	623,217
	1,521,287	16,682,293	3,028,414	33,695,396
Shares redeemed:
Class A	(724,982)	(7,918,586)	(1,113,035)	(12,364,092)
Class C	(78,569)	(853,596)	(204,392)	(2,258,327)
Class C2	(332,398)	(3,647,935)	(286,454)	(3,152,348)
Class C2 – automatic conversion to Class A Shares	(16,525)	(180,426)	—	—
Class I	(400,119)	(4,387,254)	(412,769)	(4,601,253)
	(1,552,593)	(16,987,797)	(2,016,650)	(22,376,020)
Net increase (decrease)	(31,306)	$ (305,504)	1,011,764	$ 11,319,376

	Six Months Ended 11/30/18		Year Ended 5/31/18
North Carolina	Shares	Amount	Shares	Amount
Shares sold:
Class A	3,523,190	$ 37,141,338	4,768,161	$ 51,550,864
Class A – automatic conversion of Class C2 Shares	125,640	1,340,518	—	—
Class C	102,856	1,087,461	452,032	4,908,232
Class C2	5,683	60,361	8,944	96,400
Class I	3,207,000	34,070,953	6,047,062	65,809,060
Shares issued to shareholders due to reinvestment of distributions:
Class A	198,007	2,092,266	386,792	4,179,585
Class C	13,843	146,360	31,967	345,608
Class C2	13,600	143,969	48,824	528,257
Class I	263,823	2,799,763	540,272	5,864,871
	7,453,642	78,882,989	12,284,054	133,282,877
Shares redeemed:
Class A	(3,246,969)	(34,130,864)	(4,043,925)	(43,541,387)
Class C	(306,023)	(3,224,030)	(558,356)	(6,042,233)
Class C2	(837,903)	(8,920,843)	(461,251)	(4,973,922)
Class C2 – automatic conversion to Class A Shares	(125,523)	(1,340,518)	—	—
Class I	(4,473,153)	(47,264,203)	(5,610,684)	(60,897,119)
	(8,989,571)	(94,880,458)	(10,674,216)	(115,454,661)
Net increase (decrease)	(1,535,929)	$(15,997,469)	1,609,838	$ 17,828,216

	Six Months Ended 11/30/18		Year Ended 5/31/18
Tennessee	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,381,745	$ 15,913,876	2,081,835	$ 24,399,259
Class A – automatic conversion of Class C2 Shares	38,026	439,576	—	—
Class C	97,025	1,108,801	290,074	3,405,409
Class C2	4,249	48,708	17,450	204,707
Class I	1,142,931	13,121,608	1,878,154	22,018,965
Shares issued to shareholders due to reinvestment of distributions:
Class A	278,633	3,193,401	635,350	7,441,079
Class C	16,859	192,729	41,488	484,581
Class C2	39,924	457,460	122,722	1,436,067
Class I	134,641	1,540,737	289,140	3,380,061
	3,134,033	36,016,896	5,356,213	62,770,128
Shares redeemed:
Class A	(2,928,022)	(33,552,545)	(3,763,202)	(43,979,810)
Class C	(276,517)	(3,155,081)	(431,759)	(5,039,652)
Class C2	(1,469,452)	(16,917,230)	(857,422)	(10,020,810)
Class C2 – automatic conversion to Class A Shares	(38,092)	(439,576)	—	—
Class I	(1,541,817)	(17,626,820)	(2,118,329)	(24,721,857)
	(6,253,900)	(71,691,252)	(7,170,712)	(83,762,129)
Net increase (decrease)	(3,119,867)	$(35,674,356)	(1,814,499)	$(20,992,001)
5.  Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period were as follows:
	Georgia	Louisiana	North Carolina	Tennessee
Purchases	$14,585,924	$19,917,581	$49,123,682	$13,705,502
Sales and maturities	17,408,508	18,585,612	63,535,587	48,753,040
6.  Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of November 30, 2018.
	Georgia	Louisiana	North Carolina	Tennessee
Tax cost of investments	$147,946,912	$151,055,142	$466,585,622	$380,580,292
Gross unrealized:
Appreciation	$ 2,840,155	$ 4,235,959	$ 16,998,414	$ 13,425,933
Depreciation	(4,504,081)	(2,388,140)	(4,698,015)	(2,349,733)
Net unrealized appreciation (depreciation) of investments	$ (1,663,926)	$ 1,847,819	$ 12,300,399	$ 11,076,200

Notes to Financial Statements (Unaudited) (continued)
Permanent differences, primarily due to taxable market discount and expiration of capital loss carryforwards, resulted in reclassifications among the Funds' components of net assets as of May 31, 2018, the Funds' last tax year end, as follows:
	Georgia	Louisiana	North Carolina	Tennessee
Capital paid-in	$(3,466,007)	$(1,974,371)	$(4,606,864)	$ —
Undistributed (Over-distribution of) net investment income	(5,618)	(16,723)	(79,481)	—
Accumulated net realized gain (loss)	3,471,625	1,991,094	4,686,345	—
The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of May 31, 2018, the Funds' last tax year end, were as follows:
	Georgia	Louisiana	North Carolina	Tennessee
Undistributed net tax-exempt income[1]	$98,705	$403,464	$525,828	$969,990
Undistributed net ordinary income[2]	—	17,221	—	99,437
Undistributed net long-term capital gains	—	—	—	—

[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2018 through May 31, 2018, and paid on June 1, 2018.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
The tax character of distributions paid during the Funds’ last tax year ended May 31, 2018, was designated for purposes of the dividends paid deduction as follows:
	Georgia	Louisiana	North Carolina	Tennessee
Distributions from net tax-exempt income	$4,946,166	$4,922,376	$14,941,124	$14,006,128
Distributions from net ordinary income[2]	—	3,266	6,488	594,341
Distributions from net long-term capital gains	—	—	—	—

[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
As of May 31, 2018, the Funds' last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as shown in the following table. The losses not subject to expiration will be utilized first by a Fund.
	Georgia	Louisiana	North Carolina	Tennessee
Expiration:
May 31, 2019	$ —	$ 107,840	$ —	$ —
Not subject to expiration:
Short-Term	499,942	2,719,270	3,999,941	833,664
Long-Term	621,272	48,142	27,793	—
Total	$1,121,214	$2,875,252	$4,027,734	$833,664
As of May 31, 2018, the Funds' last tax year end, the following Funds' capital loss carryforwards expired as follows:
	Georgia	Louisiana	North Carolina
Expired capital loss carryforwards	$3,466,007	$1,974,371	$4,606,864
During the Funds' last tax year ended May 31, 2018, Louisiana utilized $93,415 of its capital loss carryforward.
7.  Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components  –  a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Average Daily Net Assets	Georgia	Louisiana	North Carolina	Tennessee
For the first $125 million	0.3500%	0.3500%	0.3500%	0.3500%
For the next $125 million	0.3375	0.3375	0.3375	0.3375
For the next $250 million	0.3250	0.3250	0.3250	0.3250
For the next $500 million	0.3125	0.3125	0.3125	0.3125
For the next $1 billion	0.3000	0.3000	0.3000	0.3000
For the next $3 billion	0.2750	0.2750	0.2750	0.2750
For the next $5 billion	0.2500	0.2500	0.2500	0.2500
For net assets over $10 billion	0.2375	0.2375	0.2375	0.2375
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*     The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of November 30, 2018, the complex-level fee rate for each Fund was 0.1595%.
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds managed by the Adviser (“inter-fund trade”) under specified conditions outlined in procedures adopted by the Board. These procedures have been designed to ensure that any inter-fund trade of securities by the Fund from or to another fund that is, or could be, considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each inter-fund trade is effected at the current market price as provided by an independent pricing service. Unsettled inter-fund trades as of the end of the reporting period are recognized as a component of “Receivable for investments sold” and/or “Payable for investments purchased” on the Statement of Assets and Liabilities, when applicable.
During the current fiscal period, the following Funds engaged in inter-fund trades pursuant to these procedures as follows:
Inter-Fund Trades	Louisiana	Tennessee
Purchases	$ —	$1,110,788
Sales	835,010	1,124,267
During the current fiscal period, Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
	Georgia	Louisiana	North Carolina	Tennessee
Sales charges collected	$42,105	$72,573	$54,424	$62,138
Paid to financial intermediaries	40,285	66,933	49,797	57,089
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

Notes to Financial Statements (Unaudited) (continued)
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
	Georgia	Louisiana	North Carolina	Tennessee
Commission advances	$30,096	$38,374	$29,863	$35,349
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C and Class C2 Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
	Georgia	Louisiana	North Carolina	Tennessee
12b-1 fees retained	$4,446	$15,856	$17,033	$13,910
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
	Georgia	Louisiana	North Carolina	Tennessee
CDSC retained	$505	$13,444	$3,068	$4,242
8.  Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, approximately $2.65 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in July 2019 unless extended or renewed.
The credit facility has the following terms: a fee of 0.15% per annum on unused commitment amounts, and interest at a rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, Louisiana utilized this facility. The Fund’s average daily balance outstanding and average annual interest rate during the utilization period(s) was $6,700,000 and 2.08%, respectively. The Fund’s maximum outstanding daily balance during the utilization period was $6,700,000. Borrowings outstanding as of the end of the reporting period, if any, are recognized as "Borrowings" on the Statement of Assets and Liabilities. None of the other Funds utilized this facility during the current fiscal period.
9.  New Accounting Pronouncements
Disclosure Update and Simplification
During August 2018, the Securities and Exchange Commission (the “SEC”) issued Final Rule Release No. 33-10532, Disclosure Update and Simplification (“Final Rule Release No. 33-10532”). Final Rule Release No. 33-10532 amends certain financial statement disclosure requirements to conform to U.S. GAAP. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) remove the requirement to separately state the book basis components of net assets: undistributed (over-distribution of) net investment income (“UNII”), accumulated undistributed net realized gains (losses), and net unrealized appreciation (depreciation) at the balance sheet date. Instead, consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) remove the requirement to separately state the sources of distributions paid. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The amendments also remove the requirement to parenthetically state the book basis amount of UNII on the statement of changes in net assets.
The requirements of Final Rule Release No. 33-10532 are effective November 5, 2018, and the Funds’ Statement of Assets and Liabilities and Statement of Changes in Net Assets for the current reporting period have been modified accordingly. In addition, certain amounts within each Fund’s Statement of Changes in Net Assets for the prior fiscal period have been modified to conform to Final Rule Release No. 33-10532.

For the prior fiscal period, the total amount of distributions paid to shareholders from net investment income and from accumulated net realized gains, if any, are recognized as “Dividends” on the Statement of Changes in Net Assets.
As of May 31, 2018, the Funds' Statement of Changes in Net Assets reflected the following UNII balances.
	Georgia	Louisiana	North Carolina	Tennessee
UNII at the end of period	$(212,118)	$307,861	$(622,573)	$989,691
FASB Accounting Standards Update ("ASU") 2017-08 ("ASU 2017-08") Premium Amortization on Purchased Callable Debt Securities
The FASB has issued ASU 2017-08, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08, if any.

Additional Fund Information
Fund Manager
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787

Quarterly Form N-Q Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage (Effective Leverage Ratio): Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Industrial Development Revenue Bond (IDR): A unique type of revenue bond issued by a state or local government agency on behalf of a private sector company and intended to build or acquire factories or other heavy equipment and tools.
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Lipper Other States Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.

Glossary of Terms Used in this Report (continued)
Pre-Refundings: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Notes

Notes

Notes

Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/mutual-funds
Securities offered through Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com    MSA-MS5-1118D702463-INV-B-01/19

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III

By	(Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher Vice President and Secretary

Date: February 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer Chief Administrative Officer (principal executive officer)

Date: February 7, 2019

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date: February 7, 2019